UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08194

FINANCIAL INVESTORS TRUST

(Exact name of Registrant as specified in charter)

1290 Broadway, Suite 1100, Denver, Colorado 80203

(Address of principal executive offices) (Zip code)

Karen Gilomen, Esq., Secretary

Financial Investors Trust

1290 Broadway, Suite 1100

Denver, Colorado 80203

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 623-2577

Date of fiscal year end: October 31

Date of reporting period: January 31, 2019

Item 1. Schedule of Investments.

ALPS|CoreCommodity Management

CompleteCommodities® Strategy Fund

CONSOLIDATED STATEMENT OF INVESTMENTS

January 31, 2019 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (25.37%)
Argentina (0.13%)
Adecoagro SA(a)	50,405	$384,086
YPF SA, Sponsored ADR	23,632	386,383
		770,469

Australia (2.20%)
Alumina, Ltd.	310,907	549,176
Beach Energy, Ltd.	278,659	364,603
BHP Group, Ltd.	5,330	134,945
BlueScope Steel, Ltd.	105,910	958,476
Costa Group Holdings, Ltd.	27,028	108,646
Fortescue Metals Group, Ltd.	724,924	2,977,252
GrainCorp, Ltd., Class A	85,256	588,740
Iluka Resources, Ltd.	72,613	459,207
Incitec Pivot, Ltd.	328,759	791,007
Independence Group NL	176,712	562,620
Mineral Resources, Ltd.	53,381	613,858
Nufarm, Ltd.	95,715	434,150
Oil Search, Ltd.	64,472	366,013
OZ Minerals, Ltd.	133,936	950,215
Sandfire Resources NL	78,872	400,751
Santos, Ltd.	7,201	33,867
South32, Ltd.	667,525	1,712,841
Washington H Soul Pattinson & Co., Ltd.	18,381	351,532
Whitehaven Coal, Ltd.	165,006	593,717
Woodside Petroleum, Ltd.	18,740	467,511
		13,419,127

Austria (0.12%)
OMV AG	2,563	127,319
voestalpine AG	18,655	595,308
		722,627

Brazil (0.41%)
BRF SA, ADR(a)	131,597	855,381
Cia de Saneamento Basico do Estado de Sao Paulo, ADR	112,065	1,327,970
Petroleo Brasileiro SA, Sponsored ADR	5,734	93,464
Vale SA, Sponsored ADR	18,203	226,445
		2,503,260

Canada (1.45%)
Cameco Corp.	45,059	546,115
Canadian Solar, Inc.(a)	19,387	418,178
First Quantum Minerals, Ltd.	4,500	52,091
Hudbay Minerals, Inc.	239,100	1,432,107
Lundin Mining Corp.	193,400	883,139
Nutrien, Ltd.	40,325	2,089,642
Parex Resources, Inc.(a)	56,800	851,600
Teck Resources, Ltd., Class B	105,118	2,560,673
		8,833,545
	Shares	Value (Note 2)
Chile (0.39%)
Antofagasta PLC	66,150	$754,659
Sociedad Quimica y Minera de Chile SA, Sponsored ADR	37,742	1,610,074
		2,364,733

China (0.41%)
China Petroleum & Chemical Corp., ADR	5,780	482,341
CNOOC, Ltd., Sponsored ADR	8,783	1,469,309
PetroChina Co., Ltd., ADR	8,809	566,154
		2,517,804

Colombia (0.02%)
Ecopetrol SA, Sponsored ADR	5,846	110,197

Denmark (0.13%)
FLSmidth & Co. A/S	7,311	341,764
Vestas Wind Systems A/S	5,156	425,293
		767,057

Faroe Islands (0.12%)
Bakkafrost P/F	14,649	760,766

Finland (0.12%)
Outokumpu OYJ	122,451	525,171
Outotec OYJ(a)	43,438	177,497
		702,668

France (0.12%)
TOTAL SA, Sponsored ADR	13,435	735,298

Germany (0.51%)
K+S AG	47,872	930,408
Salzgitter AG	10,429	314,183
thyssenkrupp AG	23,362	413,670
Wacker Chemie AG	13,602	1,434,826
		3,093,087

Great Britain (1.43%)
Anglo American PLC	18,446	470,037
BP PLC, Sponsored ADR	13,668	562,028
Ensco PLC, Class A	14,961	65,828
Kazakhmys PLC	104,547	813,694
Noble Corp. PLC(a)	46,618	153,839
Pentair PLC	37,393	1,540,218
Rio Tinto PLC, Sponsored ADR	30,241	1,701,662
Severn Trent PLC	21,898	573,998
Subsea 7 SA	68,014	772,077
TechnipFMC PLC	28,201	647,495
United Utilities Group PLC	129,470	1,410,806
		8,711,682

India (0.03%)
Vedanta, Ltd., ADR	15,717	175,559

Israel (0.12%)
SolarEdge Technologies, Inc.(a)	16,094	704,757

	Shares	Value (Note 2)
Israel (continued)
Tower Semiconductor, Ltd.(a)	1	$8
		704,765

Italy (0.05%)
Eni SpA, Sponsored ADR	8,929	302,515

Japan (1.84%)
Daido Steel Co., Ltd.	6,200	258,416
GS Yuasa Corp.	21,600	449,351
Hitachi Metals, Ltd.	48,800	546,130
Inpex Corp.	107,233	1,029,260
Japan Petroleum Exploration Co., Ltd.	19,200	359,587
JFE Holdings, Inc.	29,300	514,986
Kobe Steel, Ltd.	60,200	480,826
Kubota Corp.	112,400	1,768,681
Kurita Water Industries, Ltd.	18,016	456,499
Maruichi Steel Tube, Ltd.	16,300	522,258
Mitsubishi Materials Corp.	17,600	502,511
Nippon Steel & Sumitomo Metal Corp.	20,590	379,949
Nippon Suisan Kaisha, Ltd.	129,600	797,172
OSAKA Titanium Technologies Co., Ltd.	3,700	56,455
Pacific Metals Co., Ltd.	2,900	77,529
Sakata Seed Corp.	14,400	473,941
Sumitomo Forestry Co., Ltd.	20,659	269,131
Sumitomo Metal Mining Co., Ltd.	17,000	489,438
Toho Titanium Co., Ltd.	12,700	115,311
Toho Zinc Co., Ltd.	13,600	447,611
Tokyo Steel Manufacturing Co., Ltd.	73,400	617,928
UACJ Corp.	11,100	239,477
Yamato Kogyo Co., Ltd.	14,400	374,261
		11,226,708

Luxembourg (0.14%)
APERAM SA	9,087	277,706
ArcelorMittal	5,056	116,871
Tenaris SA, ADR	1,915	47,818
Ternium SA, Sponsored ADR	12,748	387,794
		830,189

Malaysia (0.07%)
Lynas Corp., Ltd.(a)	361,944	440,688

Mexico (0.14%)
Grupo Mexico SAB de CV, Series B	367,700	875,108

Netherlands (0.29%)
Core Laboratories N.V.	3,829	258,304
Frank’s International N.V.(a)	41,457	235,890
Fugro N.V.(a)	27,192	299,848
OCI N.V.(a)	15,679	331,646
Royal Dutch Shell PLC, Class A, Sponsored ADR	1,961	121,052
Royal Dutch Shell PLC, Class B	2,551	79,248
SBM Offshore N.V.	27,872	460,032
		1,786,020

Norway (1.76%)
Aker BP ASA	25,870	861,316
	Shares	Value (Note 2)
Norway (continued)
Aker Solutions ASA(a)(b)	35,369	$192,824
DNO ASA	266,580	512,681
Equinor ASA	48,264	1,103,314
Leroy Seafood Group ASA	113,901	906,730
Mowi ASA	81,483	1,793,139
Norsk Hydro ASA	209,571	967,104
Petroleum Geo-Services ASA(a)	83,795	188,724
Salmar ASA	16,124	843,102
TGS NOPEC Geophysical Co. ASA	21,048	624,157
Yara International ASA	66,269	2,735,164
		10,728,255

Peru (0.27%)
Southern Copper Corp.	48,089	1,616,752

Singapore (0.17%)
Wilmar International, Ltd.	425,361	1,052,186

South Africa (0.23%)
Exxaro Resources, Ltd.	41,150	477,559
Kumba Iron Ore, Ltd.	15,133	386,364
Sasol, Ltd.	18,539	559,675
		1,423,598

South Korea (0.04%)
POSCO, Sponsored ADR	3,761	226,487

Spain (0.11%)
Acerinox SA	27,354	297,565
Repsol SA	21,441	376,219
		673,784

Sweden (0.84%)
Boliden AB	120,497	3,006,981
Epiroc AB(a)	53,147	509,247
Holmen AB, B Shares	19,366	414,273
Lundin Petroleum AB	12,829	410,461
SSAB AB, A Shares	190,388	752,854
		5,093,816

Switzerland (0.11%)
Ferrexpo PLC	135,944	460,739
Glencore PLC	46,220	187,595
		648,334

United Kindom (0.13%)
CNH Industrial N.V.	76,926	762,337

United States (11.47%)
AGCO Corp.	27,270	1,750,734
AK Steel Holding Corp.(a)	203,689	600,883
Alcoa Corp.(a)	37,330	1,107,954
Allegheny Technologies, Inc.(a)	2,903	79,513
American States Water Co.	6,377	431,850
American Water Works Co., Inc.	16,850	1,612,040
Anadarko Petroleum Corp.	14,106	667,637
Andersons, Inc.	11,781	412,924
Antero Resources Corp.(a)	81,284	817,717

	Shares	Value (Note 2)
United States (continued)
Apache Corp.	39,030	$1,280,965
Aqua America, Inc.	27,724	971,726
Archer-Daniels-Midland Co.	23,653	1,062,020
Baker Hughes a GE Co.	13,729	323,593
BP Prudhoe Bay Royalty Trust	14,369	347,730
Bunge, Ltd.	26,601	1,464,917
C&J Energy Services, Inc.(a)	13,273	213,297
Cabot Oil & Gas Corp.	4,882	121,806
California Resources Corp.(a)	8,428	169,824
California Water Service Group	7,330	362,982
Cal-Maine Foods, Inc.	27,540	1,161,637
Carpenter Technology Corp.	11,547	545,711
Carrizo Oil & Gas, Inc.(a)	128,166	1,573,878
Century Aluminum Co.(a)	94,793	872,096
CF Industries Holdings, Inc.	38,079	1,662,148
Chesapeake Energy Corp.(a)	230,323	656,421
Chevron Corp.	6,715	769,875
Cliffs Natural Resources, Inc.	80,947	866,942
CNX Resources Corp.(a)	13,252	160,879
Compass Minerals International, Inc.	13,897	726,118
ConocoPhillips	3,328	225,272
Consol Energy Inc(a)	11,728	416,696
Continental Resources, Inc.(a)	24,064	1,111,035
Darling Ingredients, Inc.(a)	39,609	842,483
Deere & Co.	10,428	1,710,192
Devon Energy Corp.	23,480	625,742
Diamond Offshore Drilling, Inc.(a)	28,341	309,767
Energy Recovery, Inc.(a)	41,392	314,579
Enphase Energy, Inc.(a)	79,510	574,857
EOG Resources, Inc.	10,262	1,017,990
EQT Corp.	7,871	153,248
Extraction Oil & Gas, Inc.(a)	144,790	570,473
Exxon Mobil Corp.	4,363	319,721
FMC Corp.	10,214	815,077
Freeport-McMoRan, Inc.	123,927	1,442,510
Fresh Del Monte Produce, Inc.	9,031	288,811
Green Plains, Inc.	29,683	421,795
Gulfport Energy Corp.(a)	123,039	1,032,297
Halliburton Co.	8,067	252,981
Harsco Corp.(a)	20,191	430,068
Helix Energy Solutions Group, Inc.(a)	35,512	242,547
Helmerich & Payne, Inc.	4,326	242,213
Hess Corp.	16,810	907,740
HighPoint Resources Corp.(a)	175,724	492,027
HollyFrontier Corp.	22,080	1,243,987
Ingredion, Inc.	15,572	1,541,628
Kinder Morgan, Inc.	5,763	104,310
Kosmos Energy, Ltd.(a)	71,459	366,585
Marathon Oil Corp.	8,340	131,689
Marathon Petroleum Corp.	24,420	1,618,069
Matador Resources Co.(a)	43,675	851,663
McDermott International, Inc.(a)	19,167	169,053
Mosaic Co.	12,802	413,249
Murphy Oil Corp.	11,090	303,312
Nabors Industries, Ltd.	87,318	258,461
National Oilwell Varco, Inc.	3,499	103,151
Newfield Exploration Co.(a)	51,720	945,442
Noble Energy, Inc.	28,251	631,127
Northern Oil and Gas, Inc.(a)	129,966	328,814
	Shares	Value (Note 2)
United States (continued)
Oasis Petroleum, Inc.(a)	190,816	$1,148,712
Oceaneering International, Inc.(a)	38,173	598,934
Oil States International, Inc.(a)	20,908	360,036
Patterson-UTI Energy, Inc.	40,555	491,932
PDC Energy, Inc.(a)	20,568	669,900
Phillips 66	8,398	801,253
Pilgrim’s Pride Corp.(a)	53,454	1,082,978
PotlatchDeltic Corp. REIT	18,055	665,868
ProPetro Holding Corp.(a)	16,783	274,234
QEP Resources, Inc.(a)	56,900	470,563
Range Resources Corp.	19,049	210,110
Rayonier, Inc. REIT	26,233	798,533
Renewable Energy Group, Inc.(a)	13,502	390,208
Rexnord Corp.(a)	48,783	1,275,675
Rowan Cos. PLC, Class A(a)	45,472	554,304
RPC, Inc.	58,935	635,909
Sanderson Farms, Inc.	6,358	782,670
Schlumberger, Ltd.	8,909	393,867
Schnitzer Steel Industries, Inc., Class A	18,302	442,908
SJW Group	6,870	411,857
Southwestern Energy Co.(a)	26,093	114,026
SRC Energy, Inc.(a)	97,972	482,022
Steel Dynamics, Inc.	18,170	664,840
SunCoke Energy, Inc.(a)	10,819	121,606
Sunrun, Inc.(a)	44,691	594,390
Superior Energy Services, Inc.(a)	76,267	298,204
Tellurian, Inc.(a)	65,751	657,510
TPI Composites, Inc.(a)	13,921	421,389
Transocean, Ltd.(a)	19,984	171,263
Tyson Foods, Inc., Class A	19,221	1,190,164
Unit Corp.(a)	29,449	470,006
United States Steel Corp.	26,478	596,814
US Silica Holdings, Inc.	14,303	192,804
Valero Energy Corp.	15,840	1,391,069
W&T Offshore, Inc.(a)	98,879	498,350
Walter Energy, Inc.(a)	68,768	413
Warrior Met Coal, Inc.	42,535	1,222,031
Whiting Petroleum Corp.(a)	24,257	694,478
WildHorse Resource Development Corp.(a)	57,015	967,545
Williams Cos., Inc.	1,855	49,955
		69,825,808

TOTAL COMMON STOCKS
(Cost $158,251,267)		154,405,229

MASTER LIMITED PARTNERSHIPS (0.18%)
United States (0.18%)
Alliance Resource Partners LP	22,642	440,613
Buckeye Partners LP	977	29,847
Energy Transfer LP	4,974	73,168
Enterprise Products Partners LP	10,676	295,405
Magellan Midstream Partners LP	2,054	126,218
MPLX LP	1,555	54,612

	Shares	Value (Note 2)
United States (continued)
Plains All American Pipeline LP	3,090	$70,359
		1,090,222

TOTAL MASTER LIMITED PARTNERSHIPS
(Cost $1,442,042)		1,090,222

	Principal	Value
	Amount	(Note 2)
GOVERNMENT BONDS (68.29%)
U.S. Treasury Bonds (68.29%)
United States Treasury Inflation Indexed Bonds
0.125%, 4/15/19(c)	$209,810,379	$208,533,214
0.125%, 4/15/20	25,294,695	24,964,843
United States Treasury Notes
1.625%, 3/31/19	13,250,000	13,233,209
0.875%, 5/15/19	11,500,000	11,448,115
1.625%, 7/31/19(c)	88,400,000	88,035,697
1.375%, 1/15/20	40,000,000	39,556,250
2.375%, 4/30/20	30,000,000	29,949,023
		415,720,351

TOTAL GOVERNMENT BONDS
(Cost $417,237,512)		415,720,351

Value
(Note 2)
TOTAL INVESTMENTS (93.84%)
(Cost $576,930,821)	$571,215,802

Other Assets In Excess Of Liabilities (6.16%)	37,489,973

NET ASSETS - 100.00%	$608,705,775

(a)	Non-Income Producing Security.
(b)	Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Fund’s Board of Trustees. As of January 31, 2019 the aggregate market value of those securities was $192,824 representing 0.032% of net assets.
(c)	Security, or portion of security, is being held as collateral for total return swap contracts and futures contracts aggregating a total market value of $25,742,250.

For Fund compliance purposes, the Fund’s industry and geographical classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Industries and regions are shown as a percent of net assets.

FUTURES CONTRACTS

Description	Counterparty	Position	Contracts	Expiration Date	Notional Amount/ Fair Value (Note 2)	Unrealized Appreciation
Gold 100 Oz Future	Morgan Stanley & Co., LLC	Long	68	04/29/19	$9,011,360	$239,903
LME Copper Future	Morgan Stanley & Co., LLC	Long	209	02/19/19	32,182,081	1,358,228
LME Nickel Future	Morgan Stanley & Co., LLC	Long	52	03/19/19	3,883,308	519,503
LME Zinc Future	Morgan Stanley & Co., LLC	Long	12	03/19/19	821,550	45,509
Low Sulphur Gasoil G Future	Morgan Stanley & Co., LLC	Long	95	02/13/19	5,552,750	774,787
Low Sulphur Gasoil G Future	Morgan Stanley & Co., LLC	Long	97	03/12/19	5,647,825	10,958
Platinum Future	Morgan Stanley & Co., LLC	Long	225	04/29/19	9,277,875	314,716
Silver Future	Morgan Stanley & Co., LLC	Long	217	03/28/19	17,438,120	1,793,897
Soybean Future	Morgan Stanley & Co., LLC	Long	258	03/15/19	11,806,725	210,475
Soybean Meal Future	Morgan Stanley & Co., LLC	Long	97	03/15/19	3,007,000	222
Sugar #11 Future	Morgan Stanley & Co., LLC	Long	240	02/28/19	3,421,824	405,208
					$102,050,418	$5,673,406

Description	Counterparty	Position	Contracts	Expiration Date	Notional Amount/ Fair Value (Note 2)	Unrealized Depreciation
Brent Crude Future	Morgan Stanley & Co., LLC	Long	976	03/01/19	$59,379,840	$(470,730)
Coffee ‘C’ Future	Morgan Stanley & Co., LLC	Long	200	03/20/19	7,942,500	(532,879)
Coffee Robusta Future	Morgan Stanley & Co., LLC	Short	(393)	03/26/19	(6,095,430)	(219,687)
Copper Future	Morgan Stanley & Co., LLC	Short	(439)	05/30/19	(30,658,663)	(309,678)
Natural Gas Future	Morgan Stanley & Co., LLC	Long	1,298	02/27/19	36,525,720	(2,373,879)
Natural Gas Future	Morgan Stanley & Co., LLC	Short	(886)	05/30/19	(24,967,480)	(1,050,165)
NY Harbor ULSD Future	Morgan Stanley & Co., LLC	Short	(142)	05/01/19	(11,132,402)	(826,893)
WTI Crude Future	Morgan Stanley & Co., LLC	Short	(746)	02/21/19	(40,127,340)	(1,282,401)
					$(9,133,255)	$(7,066,312)

See Notes to Quarterly Statement of Investments.

TOTAL RETURN SWAP CONTRACTS(a)

Swap Counterparty	Reference Obligation	Notional Amount	Floating Rate Paid by Fund	Termination Date	Value	Unrealized Appreciation
Bank of America - Merrill Lynch	CRB 3m Fwd TR Index **	$118,411,897	USB3MTA + 30 bps*	6/28/2019	$118,412,462	$566
Societe Generale	CRB 3m Fwd TR Index **	60,234,870	USB3MTA + 28 bps*	11/29/2019	60,234,873	3
UBS	CRB 3m Fwd TR Index **	67,193,226	USB3MTA + 25 bps*	11/29/2019	67,193,229	3
Citigroup	CRB 3m Fwd TR Index **	109,823,141	USB3MTA + 24 bps*	9/30/2019	109,823,142	0
		$355,663,135			$355,663,706	$572

(a)	For long positions in the total return swap, the Fund receives payments based on any positive return of the Reference Obligation less the rate paid by the Fund. The Fund makes payments on any negative return of such Reference Obligations plus the rate paid by the fund. For short positions in the total return swap, the Fund makes payments based on any positive return of the Reference Obligation less the rate paid by the Fund. The Fund receives payments on any negative return of such Reference Obligations plus the rate paid by the Fund.

*	United States Auction Results 3 Month Treasury Bill High Discount. Total return swap resets monthly.
**	CRB - Commodity Research Bureau

ALPS | Kotak India Growth Fund

STATEMENT OF INVESTMENTS

January 31, 2019 (Unaudited)

		Value
	Shares	(Note 2)
COMMON STOCKS (96.20%)
Consumer Discretionary (9.56%)
Auto Components (1.88%)
Motherson Sumi Systems, Ltd.	51,910	$102,905
MRF, Ltd.	314	271,278
		374,183

Automobiles (4.45%)
Mahindra & Mahindra, Ltd.	15,553	149,166
Maruti Suzuki India, Ltd.	4,725	442,482
Tata Motors, Ltd., Class A(a)	75,879	100,297
TVS Motor Co., Ltd.	27,215	191,768
		883,713

Hotels, Restaurants & Leisure (0.92%)
Jubilant Foodworks, Ltd.	10,308	183,236

Household Durables (1.29%)
Crompton Greaves Consumer
Electricals, Ltd.	84,938	255,957

Textiles, Apparel & Luxury Goods (1.02%)
Titan Co., Ltd.	14,520	203,536

TOTAL CONSUMER DISCRETIONARY		1,900,625

Consumer Staples (8.67%)
Food Products (1.56%)
Britannia Industries, Ltd.	6,907	311,014

Personal Products (3.15%)
Colgate-Palmolive India, Ltd.	11,114	200,260
Emami, Ltd.	32,022	184,901
Godrej Consumer Products, Ltd.	24,176	241,139
		626,300

Tobacco (3.96%)
ITC, Ltd.	200,465	786,406

TOTAL CONSUMER STAPLES		1,723,720

Energy (7.72%)
Oil, Gas & Consumable Fuels (7.72%)
Hindustan Petroleum Corp., Ltd.	89,937	296,699
Petronet LNG, Ltd.	79,506	255,055
Reliance Industries, Ltd.	56,681	981,837
		1,533,591

TOTAL ENERGY		1,533,591

Financials (30.76%)
Banks (22.85%)
AU Small Finance Bank, Ltd.(b)(c)	29,342	241,583
Axis Bank, Ltd.(a)	68,464	697,562

		Value
	Shares	(Note 2)
Banks (continued)
HDFC Bank, Ltd., ADR	3,850	$378,147
HDFC Bank, Ltd.	40,671	1,190,285
ICICI Bank, Ltd., Sponsored ADR	58,350	595,754
ICICI Bank, Ltd.	75,743	389,098
IndusInd Bank, Ltd.	21,275	451,844
RBL Bank, Ltd.(b)(c)	27,670	221,947
State Bank of India(a)	90,058	373,223
		4,539,443

Consumer Finance (2.89%)
Bajaj Finance, Ltd.	5,215	189,413
Bharat Financial Inclusion, Ltd.(a)	28,808	384,477
		573,890

Insurance (1.14%)
ICICI Prudential Life Insurance Co., Ltd.(b)(c)	56,263	227,005

Thrifts & Mortgage Finance (3.88%)
Housing Development Finance Corp., Ltd.	28,475	771,636

TOTAL FINANCIALS		6,111,974

Health Care (4.62%)
Health Care Providers & Services (0.70%)
HealthCare Global Enterprises, Ltd.(a)	49,270	138,416

Pharmaceuticals (3.92%)
Aurobindo Pharma, Ltd.	10,894	120,882
Cadila Healthcare, Ltd.	26,879	120,857
Cipla, Ltd.	23,200	169,046
Lupin, Ltd.	12,182	150,181
Sun Pharmaceutical Industries, Ltd.	36,532	218,088
		779,054

TOTAL HEALTH CARE		917,470

Industrials (9.36%)
Airlines (0.88%)
InterGlobe Aviation, Ltd.(b)(c)	10,499	175,459

Building Products (2.18%)
Astral Poly Technik, Ltd.	7,852	125,327
Kajaria Ceramics, Ltd.	24,503	185,679
Somany Ceramics, Ltd.	25,725	122,904
		433,910

Construction & Engineering (2.52%)
Larsen & Toubro, Ltd.	27,091	501,332

Electrical Equipment (2.43%)
Amara Raja Batteries, Ltd.	20,445	214,633
Finolex Cables, Ltd.	1,829	10,695
V-Guard Industries, Ltd.	92,524	256,664
		481,992

		Value
	Shares	(Note 2)
Machinery (0.86%)
Timken India, Ltd.	21,368	$169,944

Professional Services (0.49%)
TeamLease Services, Ltd.(a)	2,600	97,165

TOTAL INDUSTRIALS		1,859,802

Information Technology (13.27%)
IT Services (13.27%)
HCL Technologies, Ltd.	23,154	327,963
Infosys, Ltd., Sponsored ADR	80,225	866,430
Infosys, Ltd.	38,822	409,108
Tata Consultancy Services, Ltd.	22,546	639,543
Tech Mahindra, Ltd.	38,186	394,005
		2,637,049

TOTAL INFORMATION TECHNOLOGY		2,637,049

Materials (11.19%)
Chemicals (4.24%)
Berger Paints India, Ltd.	60,423	271,493
Bodal Chemicals, Ltd.	81,308	122,430
Gulf Oil Lubricants India, Ltd.	11,528	147,170
SH Kelkar & Co., Ltd.(b)(c)	52,908	125,763
Supreme Industries, Ltd.	12,551	175,649
		842,505

Construction Materials (5.23%)
Century Textiles & Industries, Ltd.	8,130	90,886
JK Cement, Ltd.	20,510	204,463
Odisha Cement, Ltd.(a)	15,524	225,122
Ramco Cements, Ltd.	35,093	296,721
Shree Cement, Ltd.	1,010	223,239
		1,040,431

Metals & Mining (1.72%)
Jindal Steel & Power, Ltd.(a)	78,696	150,323
Vedanta, Ltd., ADR	12,105	135,213
Vedanta, Ltd.	20,000	55,822
		341,358

TOTAL MATERIALS		2,224,294

Real Estate (1.05%)
Real Estate Management & Development (1.05%)
Brigade Enterprises, Ltd.	70,146	208,306

TOTAL REAL ESTATE		208,306

TOTAL COMMON STOCKS
(Cost $17,830,561)		19,116,831

Value
Shares	(Note 2)
TOTAL INVESTMENTS (96.20%)
(Cost $17,830,561)	$19,116,831

Other Assets In Excess Of Liabilities (3.80%)	754,673

NET ASSETS (100.00%)	$19,871,504

(a)	Non-Income Producing Security.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of January 31, 2019, the aggregate market value of those securities was $991,757, representing 4.99% of net assets.
(c)	Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Fund’s Board of Trustees. As of January 31, 2019 the aggregate market value of those securities was $991,757 representing 4.99% of net assets.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

See Notes to Quarterly Statement of Investments.

ALPS | Red Rocks Listed Private Equity Fund

STATEMENT OF INVESTMENTS

January 31, 2019 (Unaudited)

		Value
	Shares	(Note 2)
CLOSED-END FUNDS (18.73%)
Financials (18.73%)
HarbourVest Global Private Equity, Ltd.(a)	511,500	$9,571,159
HBM Healthcare Investments AG,
Class A	32,195	5,460,230
HgCapital Trust PLC	218,076	5,691,971
ICG Enterprise Trust PLC	156,211	1,684,167
NB Private Equity Partners, Ltd.	186,112	2,624,125
Pantheon International PLC Fund(a)	261,600	7,202,459
Riverstone Energy, Ltd.(a)	197,287	2,716,999
3i Infrastructure PLC	553,000	1,922,765

TOTAL CLOSED-END FUNDS
(Cost $31,005,205)		36,873,875

COMMON STOCKS (79.22%)
Communications (11.53%)
Internet (5.92%)
IAC/InterActiveCorp(a)	55,200	11,662,656

Media (5.61%)
Liberty Media Corp.-Liberty
Formula One, Class A(a)	121,500	3,717,900
Liberty Media Corp.-Liberty
SiriusXM, Class A(a)	110,700	4,403,646
Naspers, Ltd., Class N	12,600	2,914,680
		11,036,226

TOTAL COMMUNICATIONS		22,698,882

Diversified (3.05%)
Holding Companies-Diversified Operations (3.05%)
Schouw & Co. AB	74,200	6,004,930

TOTAL DIVERSIFIED		6,004,930

Financials (57.90%)
Commercial Services (1.06%)
Brookfield Business Partners LP	66,000	2,094,600

Diversified Financial Services (27.03%)
Berkshire Hathaway, Inc., Class B(a)	37,600	7,728,304
Blackstone Group LP	262,600	8,849,620
Cannae Holdings, Inc.(a)	200,500	3,877,670
Carlyle Group LP	148,600	2,807,054
Compass Diversified Holdings	159,300	2,410,209
EXOR N.V.	56,800	3,631,336
Intermediate Capital Group PLC	551,500	7,362,066
KKR & Co. LP, Class A	415,000	9,316,750
Partners Group Holding AG	10,525	7,239,142
		53,222,151
		Value
	Shares	(Note 2)
Holding Companies-Diversified Operations (3.45%)
Ackermans & van Haaren NV	27,271	$4,364,220
Wendel SA	20,000	2,437,111
		6,801,331

Investment Companies (17.18%)
3i Group PLC	723,500	8,074,801
Ares Capital Corp.	426,100	6,945,430
AURELIUS Equity Opportunities SE & Co. KGaA	169,500	7,271,851
Eurazeo SE	61,600	4,578,543
FS KKR Capital Corp.	372,400	2,379,636
Investor AB, B Shares	104,000	4,574,066
		33,824,327

Private Equity (5.70%)
Brederode SA	29,337	1,941,089
Onex Corp.	55,500	3,137,517
Princess Private Equity Holding, Ltd.	163,400	1,728,137
Standard Life Private Equity	1,003,999	4,411,434
		11,218,177

Real Estate (3.48%)
Brookfield Asset Management, Inc., Class A	159,000	6,844,950

TOTAL FINANCIALS		114,005,536

Industrials (5.83%)
Miscellaneous Manufacturers (5.83%)
Aalberts Industries NV	86,700	3,036,671
Colfax Corp.(a)	123,000	3,044,250
Danaher Corp.	48,600	5,390,712
		11,471,633

TOTAL INDUSTRIALS		11,471,633

Utilities (0.91%)
Electric (0.91%)
Brookfield Infrastructure Partners LP	45,700	1,789,612

TOTAL UTILITIES		1,789,612

TOTAL COMMON STOCKS
(Cost $142,252,020)		155,970,593

	7-Day		Value
	Yield	Shares	(Note 2)
SHORT-TERM INVESTMENTS (1.99%)
Money Market Fund (1.99%)
State Street Institutional Treasury Plus Money Market Fund	2.314%	3,921,134	$3,921,134

TOTAL MONEY MARKET FUND			3,921,134

TOTAL SHORT-TERM INVESTMENTS
(Cost $3,921,134)			3,921,134

TOTAL INVESTMENTS (99.94%)
(Cost $177,178,359)			$196,765,602

Other Assets In Excess Of Liabilities (0.06%)			125,928

NET ASSETS (100.00%)			$196,891,530

(a)	Non-Income Producing Security.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

See Notes to Quarterly Statement of Investments.

ALPS | WMC Research Value Fund

STATEMENT OF INVESTMENTS

January 31, 2019 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (98.01%)
Communication Services (7.88%)
Media & Entertainment (4.04%)
Charter Communications, Inc., Class A(a)	755	$249,943
Cinemark Holdings, Inc.	4,752	194,452
Comcast Corp., Class A	49,087	1,795,111
Electronic Arts, Inc.(a)	600	55,344
Interpublic Group of Cos., Inc.	10,117	230,162
Liberty Media Corp.-Liberty Formula One, Class C(a)	4,908	153,964
New York Times Co., Class A	4,230	108,753
Twenty-First Century Fox, Inc., Class A	5,333	262,970
Viacom, Inc., Class B	8,180	240,656
		3,291,355

Telecommunication Services (3.84%)
Verizon Communications, Inc.	56,921	3,134,070

TOTAL COMMUNICATION SERVICES		6,425,425

Consumer Discretionary (5.18%)
Consumer Durables & Apparel (0.93%)
NIKE, Inc., Class B	4,003	327,766
Tapestry, Inc.	7,074	273,834
Under Armour, Inc., Class A(a)	7,577	157,147
		758,747

Consumer Services (2.84%)
Aramark	6,263	206,366
Houghton Mifflin Harcourt Co.(a)	9,262	96,973
Hyatt Hotels Corp., Class A	6,341	443,299
McDonald's Corp.	7,776	1,390,193
MGM Resorts International	6,085	179,143
		2,315,974

Retailing (1.41%)
Booking Holdings, Inc.(a)	43	78,811
Expedia Group, Inc.	2,038	243,031
Lowe's Cos., Inc.	2,011	193,378
Ross Stores, Inc.	1,476	135,969
TJX Cos., Inc.	9,962	495,410
		1,146,599

TOTAL CONSUMER DISCRETIONARY		4,221,320

Consumer Staples (6.84%)
Food & Staples Retailing (1.68%)
Performance Food Group Co.(a)	3,631	124,035
US Foods Holding Corp.(a)	10,614	357,904
	Shares	Value (Note 2)
Food & Staples Retailing (continued)
Wal-Mart Stores, Inc.	9,259	$887,290
		1,369,229

Food, Beverage & Tobacco (2.90%)
Archer-Daniels-Midland Co.	7,313	328,354
Coca-Cola Co.	17,867	859,939
Hostess Brands, Inc.(a)	12,339	141,775
Mondelez International, Inc., Class A	9,253	428,044
Philip Morris International, Inc.	4,352	333,885
Post Holdings, Inc.(a)	2,944	273,262
		2,365,259

Household & Personal Products (2.26%)
Procter & Gamble Co.	12,800	1,234,816
Unilever NV	11,402	610,121
		1,844,937

TOTAL CONSUMER STAPLES		5,579,425

Energy (9.60%)
Energy (9.60%)
Baker Hughes a GE Co.	11,338	267,237
Chevron Corp.	10,979	1,258,742
Concho Resources, Inc.(a)	2,285	273,835
Diamondback Energy, Inc.	1,520	156,742
Encana Corp.	29,016	199,630
EOG Resources, Inc.	3,271	324,483
Exxon Mobil Corp.	35,920	2,632,218
Halliburton Co.	9,049	283,777
Kosmos Energy, Ltd.(a)	25,256	129,563
Marathon Petroleum Corp.	10,179	674,461
Noble Energy, Inc.	12,336	275,586
ONEOK, Inc.	4,301	276,167
Targa Resources Corp.	4,499	193,502
TransCanada Corp.	20,741	881,907
		7,827,850

TOTAL ENERGY		7,827,850

Financials (21.88%)
Banks (9.82%)
Bank of America Corp.	132,502	3,772,332
JPMorgan Chase & Co.	27,196	2,814,786
KeyCorp	17,755	292,425
MGIC Investment Corp.(a)	16,171	201,814
Sterling Bancorp	13,726	264,088
SVB Financial Group(a)	883	206,075
Zions Bancorp NA	9,655	459,481
		8,011,001

Diversified Financials (5.49%)
American Express Co.	3,944	405,049
AXA Equitable Holdings, Inc.	11,845	219,606
Berkshire Hathaway, Inc., Class B(a)	4,004	822,982
Blucora, Inc.(a)	6,745	199,045

	Shares	Value (Note 2)
Diversified Financials (continued)
Hamilton Lane, Inc., Class A	5,578	$202,314
Northern Trust Corp.	6,246	552,521
OneMain Holdings, Inc.(a)	7,738	231,289
Raymond James Financial, Inc.	6,654	535,647
TD Ameritrade Holding Corp.	16,015	896,039
Voya Financial, Inc.	8,929	414,574
		4,479,066

Insurance (6.57%)
Alleghany Corp.	556	351,147
American International Group, Inc.	18,796	812,551
Assurant, Inc.	5,281	509,036
Assured Guaranty, Ltd.	18,123	735,069
Athene Holding, Ltd., Class A(a)	11,049	474,002
Hartford Financial Services Group, Inc.	13,267	622,488
Marsh & McLennan Cos., Inc.	7,336	646,962
MetLife, Inc.	10,883	497,027
Progressive Corp.	3,184	214,251
Prudential Financial, Inc.	5,352	493,133
		5,355,666

TOTAL FINANCIALS		17,845,733

Health Care (14.47%)
Health Care Equipment & Services (7.86%)
Abbott Laboratories	16,958	1,237,595
Baxter International, Inc.	7,659	555,201
Boston Scientific Corp.(a)	11,313	431,591
Danaher Corp.	8,021	889,689
HCA Healthcare, Inc.	3,104	432,791
Medtronic PLC	19,124	1,690,370
UnitedHealth Group, Inc.	4,328	1,169,426
		6,406,663

Pharmaceuticals, Biotechnology & Life Sciences (6.61%)
Allergan PLC	6,983	1,005,412
Alnylam Pharmaceuticals, Inc.(a)	930	77,683
Amneal Pharmaceuticals, Inc.(a)	2,707	33,242
AstraZeneca PLC, Sponsored ADR	23,593	863,032
Bluebird Bio, Inc.(a)	1,219	162,651
Bristol-Myers Squibb Co.	17,881	882,785
Dermira, Inc.(a)	3,545	23,397
Elanco Animal Health, Inc.(a)	2,680	78,202
Eli Lilly & Co.	3,348	401,291
GlycoMimetics, Inc.(a)	2,843	31,842
Mylan NV(a)	12,628	378,209
Teva Pharmaceutical Industries, Ltd., Sponsored ADR(a)	20,178	400,533
Thermo Fisher Scientific, Inc.	4,300	1,056,381
		5,394,660

TOTAL HEALTH CARE		11,801,323
	Shares	Value (Note 2)
Industrials (8.22%)
Capital Goods (5.80%)
AGCO Corp.	2,624	$168,461
AMETEK, Inc.	3,349	244,142
Boeing Co.	1,150	443,463
Caterpillar, Inc.	1,263	168,181
Deere & Co.	1,302	213,528
Fortive Corp.	2,658	199,324
General Dynamics Corp.	4,261	729,355
General Electric Co.	47,780	485,445
Granite Construction, Inc.	1,732	74,857
Greenbrier Cos., Inc.	1,835	77,822
Harris Corp.	1,899	290,889
Illinois Tool Works, Inc.	2,250	308,948
Ingersoll-Rand PLC	2,496	249,700
Lockheed Martin Corp.	3,083	893,114
Triton International, Ltd.	4,995	179,570
		4,726,799

Commercial & Professional Services (1.31%)
Equifax, Inc.	1,694	181,292
IHS Markit, Ltd.(a)	3,936	204,357
TransUnion	1,391	84,601
Waste Management, Inc.	6,290	601,764
		1,072,014

Transportation (1.11%)
JetBlue Airways Corp.(a)	7,367	132,532
Kirby Corp.(a)	1,532	114,762
Norfolk Southern Corp.	3,900	654,186
		901,480

TOTAL INDUSTRIALS		6,700,293

Information Technology (8.58%)
Semiconductors & Semiconductor Equipment (4.17%)
Intel Corp.	27,918	1,315,496
KLA-Tencor Corp.	2,187	233,068
Marvell Technology Group, Ltd.	16,420	304,262
Micron Technology, Inc.(a)	6,485	247,857
QUALCOMM, Inc.	3,609	178,718
Teradyne, Inc.	9,406	338,522
Texas Instruments, Inc.	4,179	420,742
Xilinx, Inc.	3,249	363,693
		3,402,358

Software & Services (4.12%)
Autodesk, Inc.(a)	937	137,926
CACI International, Inc., Class A(a)	1,083	181,056
Ceridian HCM Holding, Inc.(a)	2,282	94,041
FleetCor Technologies, Inc.(a)	1,015	204,837
Genpact, Ltd.	10,329	308,114
Global Payments, Inc.	2,524	283,395
Guidewire Software, Inc.(a)	1,665	144,322
Leidos Holdings, Inc.	3,923	227,534

	Shares	Value (Note 2)
Software & Services (continued)
Microsoft Corp.	6,292	$657,074
SS&C Technologies Holdings, Inc.	1,909	98,295
Total System Services, Inc.	1,877	168,198
VeriSign, Inc.(a)	2,201	372,563
Visa, Inc., Class A	2,520	340,225
WEX, Inc.(a)	905	146,004
		3,363,584

Technology Hardware & Equipment (0.29%)
Flex, Ltd.(a)	24,230	233,093

TOTAL INFORMATION TECHNOLOGY		6,999,035

Materials (4.32%)
Materials (4.32%)
Alcoa Corp.(a)	3,595	106,700
Ardagh Group SA	9,866	119,576
Ball Corp.	7,909	413,483
Cabot Corp.	2,852	133,730
Celanese Corp., Series A	2,301	220,344
Crown Holdings, Inc.(a)	2,143	109,293
DowDuPont, Inc.	11,869	638,671
FMC Corp.	2,976	237,485
Freeport-McMoRan, Inc.	12,880	149,923
International Paper Co.	6,454	306,113
Linde PLC	1,951	318,032
PPG Industries, Inc.	4,974	524,459
Southern Copper Corp.	2,212	74,367
Steel Dynamics, Inc.	3,668	134,212
Vulcan Materials Co.	394	40,050
		3,526,438

TOTAL MATERIALS		3,526,438

Real Estate (4.50%)
Real Estate (4.50%)
Alexandria Real Estate Equities, Inc.	4,548	599,017
American Tower Corp.	4,774	825,138
Camden Property Trust	5,249	508,891
Douglas Emmett, Inc.	16,528	625,254
Equinix, Inc.	633	249,402
Host Hotels & Resorts, Inc.	13,170	237,850
Public Storage	1,404	298,378
Simon Property Group, Inc.	1,787	325,449
		3,669,379

TOTAL REAL ESTATE		3,669,379

Utilities (6.54%)
Utilities (6.54%)
Avangrid, Inc.	14,314	713,839
Edison International	13,636	776,843
Exelon Corp.	16,628	794,153
NextEra Energy, Inc.	6,562	1,174,467
NRG Energy, Inc.	9,213	376,904
PG&E Corp.(a)	4,401	57,213

		Value
	Shares	(Note 2)
Utilities (continued)
Sempra Energy	9,673	$1,131,548
UGI Corp.	5,438	310,129
		5,335,096

TOTAL UTILITIES		5,335,096

TOTAL COMMON STOCKS
(Cost $75,570,011)		79,931,317

EXCHANGE TRADED FUNDS (1.81%)
Vanguard® High Dividend Yield ETF	17,801	1,473,033

TOTAL EXCHANGE TRADED FUNDS
(Cost $1,417,263)		1,473,033

	7-Day Yield	Shares	Value (Note 2)
SHORT-TERM INVESTMENTS (0.49%)
SHORT-TERM CASH EQUIVALENTS (0.49%)
State Street Institutional Treasury Plus Money Market Fund	2.314%	397,040	397,040

TOTAL SHORT-TERM INVESTMENTS
(Cost $397,040)			397,040

TOTAL INVESTMENTS (100.31%)
(Cost $77,384,314)			$81,801,390

Liabilities In Excess Of Other Assets (-0.31%)			(252,379)

NET ASSETS (100.00%)			$81,549,011

(a)	Non-Income Producing Security.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

See Notes to Quarterly Statement of Investments.

Clough China Fund

STATEMENT OF INVESTMENTS

January 31, 2019 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (88.44%)
Communications (10.01%)
Media (0.63%)
iQIYI, Inc., ADR(a)	12,400	$249,488

Telecommunications (9.38%)
China Mobile, Ltd., Sponsored ADR	52,017	2,729,332
China Telecom Corp., Ltd., Class H	1,758,400	954,672
		3,684,004

TOTAL COMMUNICATIONS		3,933,492

Consumer Discretionary (20.88%)
Gaming, Lodging & Restaurants (4.34%)
Galaxy Entertainment Group, Ltd.	245,000	1,705,848

Retail - Consumer Discretionary (16.54%)
Alibaba Group Holding, Ltd., Sponsored ADR(a)	26,390	4,446,451
Pinduoduo, Inc., ADR(a)	70,200	2,050,542
		6,496,993

TOTAL CONSUMER DISCRETIONARY		8,202,841

Consumer Staples (1.24%)
Consumer Products (1.24%)
Orion Corp./Republic of Korea	4,765	486,619

TOTAL CONSUMER STAPLES		486,619

Energy (2.95%)
Oil, Gas & Coal (2.95%)
CNOOC, Ltd.	694,000	1,159,966

TOTAL ENERGY		1,159,966

Financials (23.19%)
Banking (8.81%)
Bank of China, Ltd., Class H	1,726,437	802,693
China Construction Bank Corp., Class H	1,542,080	1,389,108
Industrial & Commercial Bank of China, Ltd., Class H	1,372,967	1,066,609
Postal Savings Bank of China, Ltd., Class H	359,958	202,568
		3,460,978

Insurance (9.83%)
China Life Insurance Co., Ltd., Class H	713,000	1,770,533
Ping An Insurance Group Co. of China, Ltd., Class H	215,000	2,093,146
		3,863,679
	Shares	Value (Note 2)
Real Estate (4.55%)
China Resources Land, Ltd.	174,000	$678,907
Future Land Development Holdings, Ltd.	240,000	203,369
Sunac China Holdings, Ltd.	227,000	904,120
		1,786,396

TOTAL FINANCIALS		9,111,053

Health Care (2.48%)
Biotechnology & Pharmaceuticals (1.12%)
BeiGene, Ltd., ADR(a)	3,400	440,232

Health Care Facilities & Services (1.36%)
Sinopharm Group Co., Ltd., Class H	120,000	536,289

TOTAL HEALTH CARE		976,521

Industrials (8.07%)
Engineering & Construction Services (8.07%)
China Railway Construction Corp., Ltd., Class H	789,355	1,096,168
China Railway Group, Ltd., Class H	851,000	796,958
China Tower Corp., Ltd.(a)	5,942,000	1,276,043
		3,169,169

TOTAL INDUSTRIALS		3,169,169

Materials (1.58%)
Construction Materials Manufacturing (1.58%)
Anhui Conch Cement Co., Ltd., Class H	114,000	621,680

TOTAL MATERIALS		621,680

Technology (18.04%)
Hardware (1.05%)
Lumentum Holdings, Inc.(a)	8,400	410,844

Semiconductors (5.46%)
Cypress Semiconductor Corp.	21,600	299,592
Inphi Corp.(a)	10,700	422,008
Marvell Technology Group, Ltd.	16,400	303,892
Micron Technology, Inc.(a)	21,600	825,552
NXP Semiconductors NV	3,400	295,902
		2,146,946

Software (11.02%)
Momo, Inc., Sponsored ADR(a)	11,400	346,902
NetEase, Inc., ADR	6,800	1,713,124
Tencent Holdings, Ltd.	51,000	2,270,246
Tencent Music Entertainment Group, ADR(a)	25	375
		4,330,647

		Shares	Value (Note 2)
Technology Services (0.51%)
Baozun, Inc., Sponsored ADR(a)		5,600	$200,480

TOTAL TECHNOLOGY			7,088,917

TOTAL COMMON STOCKS
(Cost $27,431,545)			34,750,258

CLOSED-END FUNDS (5.41%)
Consumer Discretionary (5.41%)
Retail - Discretionary (5.41%)
Altaba, Inc.(a)		31,000	2,123,810

TOTAL CLOSED-END FUNDS
(Cost $1,982,833)			2,123,810

SHORT TERM SECURITY (4.82%)
Money Market Fund (4.82%)
Blackrock Liquidity Funds, T-Fund	2.245%	1,894,249	1,894,249

TOTAL SHORT TERM SECURITY
(Cost $1,894,249)			1,894,249

TOTAL INVESTMENTS (98.67%)
(Cost $31,308,627)			$38,768,317

Other Assets In Excess Of Liabilities (1.33%)			524,274

NET ASSETS (100.00%)			$39,292,591

(a)	Non-Income Producing Security.

TOTAL RETURN SWAP CONTRACTS(a)

Swap Counterparty	Reference Obligation	Notional Amount	Floating Rate/Fixed Amount Paid by Fund*	Termination Date	Value	Unrealized Appreciation
Morgan Stanley	Kweichow Moutai Co., Ltd.	$2,086,637	250 bps + 1D FEDEF	05/29/2020	$2,176,526	$89,889
		$2,086,637			$2,176,526	$89,889

Swap Counterparty	Reference Obligation	Notional Amount	Floating Rate/Fixed Amount Paid by Fund*	Termination Date	Value	Unrealized Depreciation
Morgan Stanley	Jiangsu Yanghe Brewery	$687,090	255 bps + 1D FEDEF	05/29/2020	$586,265	$(100,825)
Morgan Stanley	Jiangsu Yanghe Brewery	430,047	250 bps + 1D FEDEF	05/29/2020	423,605	(6,442)
		$1,117,137			$1,009,870	$(107,267)

(a)	For long positions in the total return swap, the Fund receives payments based on any positive return of the Reference Obligation less the rate paid by the Fund. The Fund makes payments on any negative return of such Reference Obligations plus the rate paid by the Fund. For the short positions in the total return swap, the Fund makes payments based on any positive return of the Reference Obligation less the rate paid by the Fund. The Fund receives payments on any negative return of such Reference Obligations plus the rate paid by the Fund.
*	Payments are made weekly.

Investment Abbreviations:

1D FEDEF - Federal Funds Effective Rate (Daily)

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

See Notes to Quarterly Statement of Investments.

RiverFront Asset Allocation Aggressive

STATEMENT OF INVESTMENTS

January 31, 2019 (Unaudited)

	Shares	Value (Note 2)
EXCHANGE TRADED FUNDS (97.90%)
Equity (97.90%)
First Trust RiverFront Dynamic Asia Pacific ETF(a)	43,337	$2,249,624
First Trust RiverFront Dynamic Developed International ETF(a)	188,927	10,527,012
First Trust RiverFront Dynamic Emerging Markets ETF(a)	102,991	6,373,083
First Trust RiverFront Dynamic Europe ETF(a)	45,338	2,586,080
RiverFront Dynamic US Dividend Advantage ETF(a)	146,567	4,510,057
RiverFront Dynamic US Flex-Cap ETF(a)	485,359	15,538,186
		41,784,042

TOTAL EXCHANGE TRADED FUNDS
(Cost $43,984,539)		41,784,042

	7-Day Yield	Shares	Value (Note 2)
SHORT-TERM INVESTMENTS (2.18%)
Money Market Fund (2.18%)
State Street Institutional Treasury Plus Money Market Fund	2.314%	931,920	931,920

TOTAL MONEY MARKET FUND			931,920

TOTAL SHORT-TERM INVESTMENTS
(Cost $931,920)			931,920

TOTAL INVESTMENTS (100.08%)
(Cost $44,916,459)			$42,715,962

Liabilities In Excess Of Other Assets (-0.08%)			(34,717)

NET ASSETS (100.00%)			$42,681,245

(a)	Affiliated Company. See Note 4 in Notes to Quarterly Statement of Investments.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

See Notes to Quarterly Statement of Investments.

RiverFront Asset Allocation Growth

STATEMENT OF INVESTMENTS

January 31, 2019 (Unaudited)

		Value
	Shares	(Note 2)
EXCHANGE TRADED FUNDS (98.67%)
Debt (14.22%)
RiverFront Dynamic Core Income ETF(a)	60,115	$1,450,575
RiverFront Dynamic Unconstrained Income ETF(a)	20,437	506,429
Riverfront Strategic Income Fund(a)	67,223	1,642,930
		3,599,934
Equity (84.45%)
First Trust RiverFront Dynamic Asia Pacific ETF(a)	15,823	821,372
First Trust RiverFront Dynamic Developed International ETF(a)	74,222	4,135,650
First Trust RiverFront Dynamic Emerging Markets ETF(a)	52,898	3,273,328
First Trust RiverFront Dynamic Europe ETF(a)	23,508	1,340,896
RiverFront Dynamic US Dividend Advantage ETF(a)	101,113	3,111,378
RiverFront Dynamic US Flex-Cap ETF(a)	271,488	8,691,363
		21,373,987

TOTAL EXCHANGE TRADED FUNDS
(Cost $26,078,118)		24,973,921

	7-Day		Value
	Yield	Shares	(Note 2)
SHORT-TERM INVESTMENTS (1.75%)
Money Market Fund (1.75%)
State Street Institutional Treasury Plus Money Market Fund	2.314%	441,708	441,708

TOTAL MONEY MARKET FUND			441,708

TOTAL SHORT-TERM INVESTMENTS
(Cost $441,708)			441,708

TOTAL INVESTMENTS (100.42%)
(Cost $26,519,826)			$25,415,629

Liabilities In Excess Of Other Assets (-0.42%)			(105,412)

NET ASSETS (100.00%)			$25,310,217

(a)	Affiliated Company. See Note 4 in Notes to Quarterly Statement of Investments.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

See Notes to Quarterly Statement of Investments.

RiverFront Asset Allocation Growth & Income

STATEMENT OF INVESTMENTS

January 31, 2019 (Unaudited)

		Value
	Shares	(Note 2)
EXCHANGE TRADED FUNDS (97.52%)
Debt (25.41%)
RiverFront Dynamic Core Income ETF(a)	470,896	$11,362,720
RiverFront Dynamic Unconstrained Income ETF(a)	60,443	1,497,778
Riverfront Strategic Income Fund(a)	260,471	6,365,911
		19,226,409
Equity (72.11%)
First Trust RiverFront Dynamic Asia Pacific ETF(a)	39,289	2,039,492
First Trust RiverFront Dynamic Developed International ETF(a)	172,560	9,615,043
First Trust RiverFront Dynamic Emerging Markets ETF(a)	150,008	9,282,495
First Trust RiverFront Dynamic Europe ETF(a)	56,454	3,220,136
RiverFront Dynamic US Dividend Advantage ETF(a)	529,835	16,303,712
RiverFront Dynamic US Flex-Cap ETF(a)	440,346	14,097,149
		54,558,027

TOTAL EXCHANGE TRADED FUNDS
(Cost $76,023,762)		73,784,436

	7-Day		Value
	Yield	Shares	(Note 2)
SHORT-TERM INVESTMENTS (2.64%)
Money Market Fund (2.64%)
State Street Institutional Treasury Plus Money Market Fund	2.314%	2,001,577	2,001,577

TOTAL MONEY MARKET FUND			2,001,577

TOTAL SHORT-TERM INVESTMENTS
(Cost $2,001,577)			2,001,577

TOTAL INVESTMENTS (100.16%)
(Cost $78,025,339)			$75,786,013

Liabilities In Excess Of Other Assets (-0.16%)			(123,277)

NET ASSETS (100.00%)			$75,662,736

(a)	Affiliated Company. See Note 4 in Notes to Quarterly Statement of Investments.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

See Notes to Quarterly Statement of Investments.

RiverFront Asset Allocation Moderate

STATEMENT OF INVESTMENTS

January 31, 2019 (Unaudited)

		Value
	Shares	(Note 2)
EXCHANGE TRADED FUNDS (99.32%)
Debt (44.83%)
RiverFront Dynamic Core Income ETF(a)	1,006,731	$24,292,419
RiverFront Dynamic Unconstrained Income ETF(a)	54,194	1,342,927
Riverfront Strategic Income Fund(a)	172,036	4,204,560
		29,839,906
Equity (54.49%)
First Trust RiverFront Dynamic Asia Pacific ETF(a)	11,439	593,799
First Trust RiverFront Dynamic Developed International ETF(a)	95,897	5,343,381
First Trust RiverFront Dynamic Europe ETF(a)	8,986	512,561
RiverFront Dynamic US Dividend Advantage ETF(a)	585,281	18,009,857
RiverFront Dynamic US Flex-Cap ETF(a)	368,850	11,808,290
		36,267,888

TOTAL EXCHANGE TRADED FUNDS
(Cost $67,566,902)		66,107,794

	7-Day		Value
	Yield	Shares	(Note 2)
SHORT-TERM INVESTMENTS (1.08%)
Money Market Fund (1.08%)
State Street Institutional Treasury Plus Money Market Fund	2.314%	719,320	719,320

TOTAL MONEY MARKET FUND			719,320

TOTAL SHORT-TERM INVESTMENTS
(Cost $719,320)			719,320

TOTAL INVESTMENTS (100.40%)
(Cost $68,286,222)			$66,827,114

Liabilities In Excess Of Other Assets (-0.40%)			(268,380)

NET ASSETS (100.00%)			$66,558,734

(a)	Affiliated Company. See Note 4 in Notes to Quarterly Statement of Investments.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

See Notes to Quarterly Statement of Investments.

RiverFront Asset Allocation Income & Growth

STATEMENT OF INVESTMENTS

January 31, 2019 (Unaudited)

		Value
	Shares	(Note 2)
EXCHANGE TRADED FUNDS (97.42%)
Debt (65.08%)
RiverFront Dynamic Core Income ETF(a)	222,149	$5,360,455
RiverFront Dynamic Unconstrained Income ETF(a)	7,448	184,562
Riverfront Strategic Income Fund(a)	23,883	583,701
		6,128,718
Equity (32.34%)
First Trust RiverFront Dynamic Asia Pacific ETF(a)	1,545	80,201
First Trust RiverFront Dynamic Developed International ETF(a)	4,207	234,414
First Trust RiverFront Dynamic Europe ETF(a)	596	33,996
RiverFront Dynamic US Dividend Advantage ETF(a)	61,583	1,894,989
RiverFront Dynamic US Flex-Cap ETF(a)	25,034	801,433
		3,045,033

TOTAL EXCHANGE TRADED FUNDS
(Cost $9,245,436)		9,173,751

	7-Day		Value
	Yield	Shares	(Note 2)
SHORT-TERM INVESTMENTS (1.53%)
Money Market Fund (1.53%)
State Street Institutional Treasury Plus Money Market Fund	2.314%	144,198	144,198

TOTAL MONEY MARKET FUND			144,198

TOTAL SHORT-TERM INVESTMENTS
(Cost $144,198)			144,198

TOTAL INVESTMENTS (98.95%)
(Cost $9,389,634)			$9,317,949

Other Assets In Excess Of Liabilities (1.05%)			99,156

NET ASSETS (100.00%)			$9,417,105

(a)	Affiliated Company. See Note 4 in Notes to Quarterly Statement of Investments.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

See Notes to Quarterly Statement of Investments.

ALPS | Smith Total Return Bond Fund

STATEMENT OF INVESTMENTS

January 31, 2019 (Unaudited)

	Principal	Value
	Amount	(Note 2)
COLLATERALIZED MORTGAGE OBLIGATIONS (15.28%)
Fannie Mae
Series 2011-104, Class KH,
2.000%, 03/25/2039	$28,451	$28,019
Series 2012-96, Class CB,
1.500%, 04/25/2039	52,633	50,995
Series 2012-94, Class KF,
1M US L + 0.35%, 05/25/2038(a)	63,782	64,010
Series 2012-128, Class NP,
2.500%, 11/25/2042	24,999	23,143
Series 2012-131, Class FG,
1M US L + 0.35%, 09/25/2042(a)	35,703	35,345
Series 2012-129, Class HT,
2.000%, 12/25/2032	73,505	66,178
Series 2012-139, Class GB,
2.500%, 12/25/2042	210,538	166,521
Series 2012-152, Class PB,
3.500%, 01/25/2043	55,000	55,650
Series 2012-144, Class JT,
2.500%, 06/25/2042	24,907	23,533
Series 2013-13, Class WA,
2.500%, 07/25/2042	29,044	26,933
Series 2013-17, Class YM,
4.000%, 03/25/2033	38,432	39,591
Series 2013-40, Class KD,
1.750%, 04/25/2042	139,582	131,226
Series 2013-53, Class CV,
3.500%, 05/25/2030	21,805	22,096
Series 2013-56, Class HB,
2.500%, 06/25/2043	40,000	38,961
Series 2013-72, Class YA,
3.000%, 06/25/2033	55,022	53,886
Series 2014-3, Class BM,
2.500%, 06/25/2043	50,000	46,952
Series 2014-26, Class YW,
3.500%, 04/25/2044	50,538	50,951
Series 2016-33, Class LE,
2.500%, 11/25/2033	109,685	107,880
Series 2016-85, Class BA,
2.500%, 11/25/2046	65,751	58,256
Series 2001-52, Class XZ,
6.500%, 10/25/2031	72,005	80,501
Series 2001-63, Class TC,
6.000%, 12/25/2031	44,847	49,125
Series 2001-68, Class PH,
6.000%, 12/25/2031	40,275	43,819
	Principal	Value
	Amount	(Note 2)
Series 2002-63, Class EZ,
6.000%, 10/25/2032	$21,269	$23,243
Series 2002-60, Class FV,
1M US L + 1.00%, 04/25/2032(a)	66,869	68,223
Series 2003-22, Class BZ,
6.000%, 04/25/2033	35,404	38,310
Series 2003-42, Class JH,
5.500%, 05/25/2033	41,026	44,892
Series 2003-46, Class PJ,
5.500%, 06/25/2033	49,475	53,925
Series 2003-64, Class ZC,
5.000%, 07/25/2033	29,067	31,303
Series 2003-64, Class JK,
3.500%, 07/25/2033	56,630	57,577
Series 2003-94, Class CE,
5.000%, 10/25/2033	32,733	34,345
Series 2003-131, Class CH,
5.500%, 01/25/2034	27,090	29,127
Series 2004-68, Class LC,
5.000%, 09/25/2029	28,138	29,786
Series 2004-92, Class TB,
5.500%, 12/25/2034	70,000	77,604
Series 2005-3, Class CH,
5.250%, 02/25/2035	50,000	54,267
Series 2005-3, Class CP,
5.500%, 10/25/2034	1,747	1,763
Series 2005-17, Class EX,
5.250%, 03/25/2035	25,000	28,174
Series 2005-48, Class TD,
5.500%, 06/25/2035	93,000	102,547
Series 2005-68, Class BC,
5.250%, 06/25/2035	8,655	8,715
Series 2005-68, Class PG,
5.500%, 08/25/2035	83,064	89,591
Series 2005-62, Class JC,
5.000%, 05/25/2035	29,392	30,170
Series 2005-62, Class JE,
5.000%, 06/25/2035	15,722	16,188
Series 2005-59, Class DF,
1M US L + 0.20%, 05/25/2035(a)	13,798	13,802
Series 2005-70, Class KP,
5.000%, 06/25/2035	40,000	43,909
Series 2005-99, Class ZA,
5.500%, 12/25/2035	92,682	108,023
Series 2005-110, Class MP,
5.500%, 12/25/2035	22,227	23,783
Series 2005-122, Class PY,
6.000%, 01/25/2036	257,000	294,601
Series 2006-46, Class UD,
5.500%, 06/25/2036	28,000	32,200

	Principal	Value
	Amount	(Note 2)
Series 2006-71, Class ZH,
6.000%, 07/25/2036	$12,253	$13,566
Series 2008-18, Class FA,
1M US L + 0.90%, 03/25/2038(a)	88,542	90,708
Series 2008-46, Class LA,
5.500%, 06/25/2038	27,331	29,125
Series 2010-64, Class DM,
5.000%, 06/25/2040	59,452	62,938
Series 2010-68, Class WB,
4.500%, 07/25/2040	35,000	40,438

Freddie Mac
Series 1990-165, Class K,
6.500%, 09/15/2021	228	230
Series 2002-2430, Class WF,
6.500%, 03/15/2032	19,652	22,047
Series 1994-1665, Class KZ,
6.500%, 01/15/2024	13,793	14,609
Series 1996-1863, Class Z,
6.500%, 07/15/2026	29,556	31,180
Series 1998-2035, Class PC,
6.950%, 03/15/2028	12,276	13,379
Series 1998-2060, Class Z,
6.500%, 05/15/2028	26,852	29,360
Series 1999-2137, Class TH,
6.500%, 03/15/2029	14,394	15,742
Series 1999-2154, Class PL,
6.500%, 05/15/2029	18,008	19,817
Series 2000-2224, Class CB,
8.000%, 03/15/2030	11,437	13,210
Series 2001-2279, Class Z,
6.000%, 01/15/2031	31,063	33,393
Series 2001-2274, Class ZM,
6.500%, 01/15/2031	22,931	25,023
Series 2010-3704, Class DC,
4.000%, 11/15/2036	63,238	64,262
Series 2011-3799, Class GK,
2.750%, 01/15/2021	1,398	1,395
Series 2011-3790, Class AP,
4.500%, 01/15/2037	10,755	10,932
Series 2011-3921, Class AB,
3.000%, 12/15/2029	82,860	82,765
Series 2011-3959, Class MB,
4.500%, 11/15/2041	44,199	47,400
Series 2011-3970, Class HA,
3.000%, 02/15/2026	48,948	49,065
Series 2012-4001, Class FM,
1M US L + 0.50%, 02/15/2042(a)	34,785	34,493
Series 2012-3997, Class EC,
3.500%, 02/15/2042	89,000	90,772
	Principal	Value
	Amount	(Note 2)
Series 2012-4020, Class PG,
2.500%, 03/15/2027	$43,972	$43,521
Series 2012-4116, Class UA,
2.500%, 01/15/2042	74,708	69,527
Series 2013-4176, Class YD,
3.000%, 03/15/2043	50,000	48,119
Series 2016-4594, Class JD,
3.000%, 12/15/2042	31,000	30,019
Series 2016-4604, Class CG,
2.500%, 06/15/2046	43,973	41,160
Series 2010-3735, Class AL,
1.500%, 10/15/2020	19,146	18,935
Series 2002-2513, Class AF,
1M US L + 1.00%, 02/15/2032(a)	35,379	35,492
Series 2002-2535, Class AW,
5.500%, 12/15/2032	26,350	28,855
Series 2003-2557, Class HL,
5.300%, 01/15/2033	66,054	71,799
Series 2003-2568, Class D,
5.500%, 02/15/2033	33,416	36,185
Series 2003-2624, Class QH,
5.000%, 06/15/2033	16,562	17,792
Series 2003-2631, Class DB,
5.000%, 06/15/2033	80,000	89,577
Series 2003-2626, Class ZX,
5.000%, 06/15/2033	164,304	189,124
Series 2003-2717, Class LH,
5.500%, 12/15/2033	14,287	15,420
Series 2004-2802, Class OH,
6.000%, 05/15/2034	18,709	20,151
Series 2005-2996, Class GX,
5.500%, 06/15/2035	43,000	48,766
Series 2005-3059, Class ZM,
5.000%, 02/15/2035	16,506	17,687
Series 2006-3123, Class HT,
5.000%, 03/15/2026	27,130	28,297
Series 2006-3148, Class CY,
6.000%, 04/15/2036	43,581	48,462
Series 2006-3237, Class CD,
5.500%, 09/15/2036	94,000	103,367
Series 2006-3249, Class CB,
4.250%, 12/15/2036	73,953	77,617

Ginnie Mae
Series 2004-26, Class ED,
5.500%, 04/16/2034	46,810	51,074
Series 2004-87, Class BC,
4.500%, 10/20/2034	34,263	35,572
Series 2005-3, Class QB,
5.000%, 01/16/2035	37,549	39,795

	Principal	Value
	Amount	(Note 2)
Series 2005-13, Class AE,
5.000%, 09/20/2034	$14,096	$14,543
Series 2005-13, Class BE,
5.000%, 09/20/2034	32,285	33,019
Series 2005-13, Class BG,
5.000%, 02/20/2035	35,000	38,056
Series 2009-52, Class PA,
5.000%, 04/16/2039	33,229	33,403
Series 2008-58, Class PE,
5.500%, 07/16/2038	29,000	32,378
Series 2012-84, Class YC,
2.500%, 07/20/2042	20,000	18,596
Series 2007-7, Class PG,
5.000%, 02/16/2037	33,865	36,355
Series 2008-47, Class ML,
5.250%, 06/16/2038	43,000	47,279
Series 2016-H19, Class FE,
1M US L + 0.37%, 06/20/2061(a)	6,467	6,465
Series 2010-14, Class A,
4.500%, 06/16/2039	34,417	35,542
Series 2010-24, Class MQ,
4.250%, 12/20/2038	1,035	1,035
Series 2012-12, Class NA,
2.500%, 05/20/2038	23,294	23,162
Series 2012-17, Class KX,
3.500%, 07/20/2039	22,000	22,132
Series 2012-31, Class QJ,
3.000%, 12/20/2039	36,287	36,217
Series 2012-68, Class GE,
3.000%, 05/20/2042	25,000	25,026
Series 2013-69, Class NA,
2.000%, 09/20/2042	210,600	188,783

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $5,075,207)		5,233,792

CORPORATE BONDS (41.70%)
Aerospace & Defense (0.74%)
Precision Castparts Corp.
3.250%, 06/15/2025	115,000	114,185
TransDigm, Inc.
5.500%, 10/15/2020	140,000	140,263
Total Aerospace & Defense		254,448

Auto Parts Manufacturing (0.08%)
American Axle & Manufacturing, Inc.
7.750%, 11/15/2019	27,000	27,692
	Principal	Value
	Amount	(Note 2)
Automobiles Manufacturing (0.96%)
Ford Motor Credit Co. LLC
2.597%, 11/04/2019	$100,000	$99,498
5.596%, 01/07/2022	150,000	152,181
General Motors Co.
4.875%, 10/02/2023	55,000	56,036
General Motors Financial Co., Inc.
3M US L + 0.93%, 04/13/2020(a)	24,000	23,915
Total Automobiles Manufacturing		331,630

Banks (4.16%)
Associated Bank NA/Green Bay WI
3.500%, 08/13/2021	300,000	300,060
Cooperatieve Rabobank UA
3.950%, 11/09/2022	250,000	252,049
Credit Suisse AG
5.400%, 01/14/2020	67,000	68,399
Danske Bank A/S
5.000%, 01/12/2022(b)	250,000	253,345
5.375%, 01/12/2024(b)	250,000	253,368
SVB Financial Group
5.375%, 09/15/2020	100,000	103,013
Wells Fargo & Co.
2.625%, 07/22/2022	200,000	196,716
Total Banks		1,426,950

Biotechnology (0.31%)
Amgen, Inc.
5.700%, 02/01/2019	50,000	50,000
Celgene Corp.
3.250%, 08/15/2022	55,000	54,876
Total Biotechnology		104,876

Cable & Satellite (1.34%)
Charter Communications Operating LLC / Charter Communications Operating Capital
4.908%, 07/23/2025	155,000	159,647
3M US L + 1.65%, 02/01/2024(a)	200,000	198,135
Time Warner Cable LLC
8.750%, 02/14/2019	100,000	100,126
Total Cable & Satellite		457,908

Casinos & Gaming (0.90%)
MGM Resorts International
5.250%, 03/31/2020	55,000	55,963
6.750%, 10/01/2020	240,000	251,114
Total Casinos & Gaming		307,077

Chemicals (0.92%)
DowDuPont, Inc.
4.725%, 11/15/2028	200,000	212,238
International Flavors & Fragrances, Inc.
4.450%, 09/26/2028	100,000	103,330
Total Chemicals		315,568

	Principal	Value
	Amount	(Note 2)
Commercial Finance (1.38%)
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
3.750%, 05/15/2019	$165,000	$165,305
International Lease Finance Corp.
5.875%, 04/01/2019	300,000	301,091
Total Commercial Finance		466,396

Communications Equipment (0.63%)
Apple, Inc.
3.000%, 11/13/2027	220,000	214,242

Consumer Finance (0.39%)
Ally Financial, Inc.
3.750%, 11/18/2019	100,000	100,375
Capital One Bank USA NA
8.800%, 07/15/2019	35,000	35,856
Total Consumer Finance		136,231

Diversified Banks (0.98%)
Citigroup, Inc.
4.400%, 06/10/2025	150,000	153,228
JPMorgan Chase & Co.
3M US L + 0.935%, 04/25/2023(a)	100,000	98,628
3M US L + 1.26%, 07/23/2029(a)	80,000	82,094
Total Diversified Banks		333,950

Electrical Equipment Manufacturing (0.75%)
Amphenol Corp.
4.350%, 06/01/2029	250,000	255,822

Entertainment Content (0.74%)
Fox Corp.
4.030%, 01/25/2024(b)	250,000	254,627

Exploration & Production (0.55%)
Antero Resources Corp.
5.375%, 11/01/2021	150,000	151,320
Encana Corp.
6.500%, 05/15/2019	35,000	35,308
Total Exploration & Production		186,628

Financial Services (2.92%)
Bank of New York Mellon Corp.
3M US L + 1.05%, 10/30/2023(a)	64,000	64,573
E*TRADE Financial Corp.
4.500%, 06/20/2028	50,000	49,557
Goldman Sachs Group, Inc.
3M US L + 0.99%, 07/24/2023(a)	100,000	97,948
3M US L + 1.158%, 04/23/2029(a)	110,000	107,214
Morgan Stanley
Series GMTN
5.500%, 01/26/2020	248,000	253,991
3M US L + 1.628%, 01/23/2030(a)	250,000	260,111
2.750%, 05/19/2022	75,000	73,947
	Principal	Value
	Amount	(Note 2)
TD Ameritrade Holding Corp.
3M US L + 0.43%, 11/01/2021(a)	$100,000	$100,185
Total Financial Services		1,007,526

Food & Beverage (2.51%)
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc.
3.650%, 02/01/2026(b)	100,000	98,416
Anheuser-Busch InBev Worldwide, Inc.
5.550%, 01/23/2049	500,000	523,654
Campbell Soup Co.
3.800%, 08/02/2042	100,000	77,189
4.150%, 03/15/2028	50,000	48,094
Molson Coors Brewing Co.
2.250%, 03/15/2020	100,000	98,960
Wm Wrigley Jr Co.
2.900%, 10/21/2019(b)	13,000	13,009
Total Food & Beverage		859,322

Hardware (2.24%)
Dell International LLC / EMC Corp.
3.480%, 06/01/2019(b)	770,000	770,322

Health Care Facilities & Services (4.21%)
Cigna Corp.
4.125%, 11/15/2025(b)	200,000	204,368
4.900%, 12/15/2048(b)	150,000	153,962
3M US L + 0.65%, 09/17/2021(a)(b)	50,000	49,716
Express Scripts, Inc.
7.250%, 06/15/2019	100,000	101,344
HCA Healthcare, Inc.
6.250%, 02/15/2021	100,000	104,500
HCA, Inc.
4.500%, 02/15/2027	180,000	181,854
4.750%, 05/01/2023	175,000	180,735
5.000%, 03/15/2024	150,000	156,450
6.500%, 02/15/2020	300,000	308,999
Total Health Care Facilities & Services		1,441,928

Integrated Oils (0.11%)
Cenovus Energy, Inc.
5.700%, 10/15/2019	38,462	39,003

Mass Merchants (0.28%)
Target Corp.
2.500%, 04/15/2026	100,000	96,257

Pharmaceuticals (1.18%)
AbbVie, Inc.
3.600%, 05/14/2025	100,000	98,937
Elanco Animal Health, Inc.
4.272%, 08/28/2023(b)	100,000	100,819
4.900%, 08/28/2028(b)	200,000	207,453
Total Pharmaceuticals		407,209

	Principal	Value
	Amount	(Note 2)
Pipeline (4.57%)
Enable Midstream Partners LP
2.400%, 05/15/2019	$277,000	$276,152
Energy Transfer LP
4.250%, 03/15/2023	50,000	50,500
Energy Transfer Operating LP
6.250%, 04/15/2049	250,000	263,819
9.000%, 04/15/2019	184,000	186,058
Kinder Morgan Energy Partners LP
9.000%, 02/01/2019	85,000	85,000
Kinder Morgan, Inc.
3.050%, 12/01/2019	90,000	90,037
MPLX LP
4.800%, 02/15/2029	100,000	102,425
ONEOK Partners LP
3.800%, 03/15/2020	165,000	165,694
5.000%, 09/15/2023	55,000	57,021
Plains All American Pipeline LP / PAA Finance Corp.
5.750%, 01/15/2020	283,000	288,979
Total Pipeline		1,565,685

Power Generation (0.06%)
Exelon Generation Co. LLC
5.200%, 10/01/2019	20,000	20,271

Railroad (0.15%)
Union Pacific Corp.
2.250%, 02/15/2019	50,000	49,987

Real Estate (0.31%)
American Tower Corp.
5.900%, 11/01/2021	100,000	106,234

Retail - Consumer Staples (0.32%)
Sysco Corp.
3.300%, 07/15/2026	115,000	111,131

Semiconductors (0.30%)
NXP BV / NXP Funding LLC
4.625%, 06/15/2022(b)	100,000	101,968

Software & Services (1.38%)
Infor US, Inc.
5.750%, 08/15/2020(b)	350,000	355,618
Microsoft Corp.
3.300%, 02/06/2027	115,000	116,424
Total Software & Services		472,042
	Principal	Value
	Amount	(Note 2)
Supermarkets & Pharmacies (2.43%)
Kroger Co.
2.650%, 10/15/2026	$55,000	$49,691
4.000%, 02/01/2024	100,000	101,461
4.500%, 01/15/2029	250,000	251,852
6.150%, 01/15/2020	176,000	181,148
Series GMTN
1.500%, 09/30/2019	249,000	246,730
Total Supermarkets & Pharmacies		830,882

Transportation & Logistics (0.81%)
Penske Truck Leasing Co. Lp / PTL Finance Corp.
2.500%, 06/15/2019(b)	29,000	28,945
3.650%, 07/29/2021(b)	250,000	251,582
Total Transportation & Logistics		280,527

Utilities (1.48%)
American Water Capital Corp.
3.750%, 09/01/2028	150,000	152,103
Exelon Corp.
3.950%, 06/15/2025	100,000	100,455
5.150%, 12/01/2020	100,000	103,007
Oklahoma Gas & Electric Co.
3.800%, 08/15/2028	150,000	150,860
Total Utilities		506,425

Wireless Telecommunications Services (1.29%)
AT&T, Inc.
4.800%, 06/15/2044	40,000	37,555
3M US L + 0.75%, 06/01/2021(a)	100,000	100,007
Sprint Capital Corp.
6.900%, 05/01/2019	100,000	101,025
Sprint Communications, Inc.
7.000%, 08/15/2020	55,000	57,200
Verizon Communications, Inc.
3.500%, 11/01/2024	55,000	55,594
4.125%, 08/15/2046	100,000	92,753
Total Wireless Telecommunications Services		444,134

Wireline Telecommunications Services (0.32%)
CenturyLink, Inc.
Series V
5.625%, 04/01/2020	105,000	106,343

TOTAL CORPORATE BONDS
(Cost $14,084,221)		14,291,241

GOVERNMENT BONDS (38.71%)
Sovereigns (38.71%)
U.S. Treasury Bond
3.125%, 11/15/2028	2,412,000	2,514,086
3.125%, 05/15/2048	1,037,000	1,060,758

	Principal	Value
	Amount	(Note 2)
U.S. Treasury Note
2.750%, 07/31/2023	$300,000	$303,955
2.875%, 10/31/2020	3,517,000	3,540,355
2.875%, 10/15/2021	1,717,000	1,736,149
2.875%, 11/15/2021	631,000	638,321
2.875%, 10/31/2023	2,547,000	2,596,000
2.875%, 07/31/2025	854,000	872,564
Total Sovereigns		13,262,188

TOTAL GOVERNMENT BONDS
(Cost $13,068,526)		13,262,188

	7-Day		Value
	Yield	Shares	(Note 2)
SHORT TERM INVESTMENTS (1.84%)
Money Market Fund (1.84%)
Morgan Stanley Institutional Liquidity Funds - Government Portfolio	2.304%	630,627	630,627

TOTAL SHORT TERM INVESTMENTS
(Cost $630,627)			630,627

TOTAL INVESTMENTS (97.53%)
(Cost $32,858,581)			$33,417,848

Other Assets In Excess Of Liabilities (2.47%)			845,087

NET ASSETS (100.00%)			$34,262,935

Investment Abbreviations:

LIBOR - London Interbank Offered Rate

Libor Rates:

3M US L - 3 Month LIBOR as of January 31, 2019 was 2.74%

(a)	Floating or variable rate security. The reference rate is described above. The rate in effect as of January 31, 2019 is based on the reference rate plus the displayed spread as of the security's last reset date.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of January 31, 2019, the aggregate market value of those securities was $3,097,518, representing 9.04% of net assets.

ALPS | Smith Short Duration Bond Fund

STATEMENT OF INVESTMENTS

January 31, 2019 (Unaudited)

	Principal Amount	Value (Note 2)
COLLATERALIZED MORTGAGE OBLIGATIONS (3.47%)
Fannie Mae
Series 1992-8, Class FA,
1M US L + 0.83%, 01/25/2022(a)	$2,509	$2,525
Series 1992-73, Class FC,
1M US L + 0.75%, 05/25/2022(a)	4,817	4,871
Series 1992-89, Class FB,
1M US L + 0.50%, 06/25/2022(a)	3,671	3,680
Series 1992-52, Class FD,
1M US L + 0.02059%, 09/25/2022(a)	27,635	27,644
Series 1993-97, Class FA,
1M US L + 1.25%, 05/25/2023(a)	7,730	7,881
Series 1993-189, Class FB,
10Y US TI + -0.65%, 10/25/2023(a)	18,735	18,624
Series 1994-22, Class F,
1M US L + 1.20%, 01/25/2024(a)	148,089	148,627
Series 1994-75, Class K,
7.000%, 04/25/2024	61,290	65,885
Series 1990-8, Class G,
6.000%, 01/25/2020	5,826	5,855
Series 2011-104, Class DA,
2.000%, 10/25/2021	87,327	86,341
Series 2004-95, Class AK,
5.500%, 01/25/2025	53,172	55,040
Series 2006-22, Class CE,
4.500%, 08/25/2023	35,266	35,757
Series 2011-66, Class QE,
2.000%, 07/25/2021	1,875	1,857
Series 2009-81, Class GC,
3.500%, 12/25/2019	16,140	16,106
Series 2009-81, Class GE,
3.500%, 12/25/2019	50,834	50,636
Series 2010-112, Class GA,
2.000%, 06/25/2021	21,417	21,267
Series 2010-95, Class BK,
1.500%, 02/25/2020	17,270	17,128
Series 2010-145, Class MA,
2.000%, 12/25/2020	2,122	2,106

Freddie Mac
Series 1991-1069, Class J,
6.950%, 04/15/2021	15,292	15,741
Series 1991-1155, Class KZ,
7.000%, 10/15/2021	20,670	21,249
Series 1993-1584, Class L,
6.500%, 09/15/2023	10,892	11,502
	Principal Amount	Value (Note 2)
Series 1993-1628, Class LZ,
6.500%, 12/15/2023	$15,955	$16,784
Series 1994-1673, Class FB,
10Y US TI + -0.50%, 02/15/2024(a)	20,133	20,127
Series 1997-1983, Class Z,
6.500%, 12/15/2023	34,543	36,557
Series 1989-40, Class F,
10.000%, 05/15/2020	158	158
Series 2011-3872, Class ND,
2.000%, 12/15/2021	39,480	39,144
Series 2010-3737, Class NA,
3.500%, 06/15/2025	51,913	52,318
Series 2004-2764, Class OE,
4.500%, 03/15/2019	36	36
Series 2004-2877, Class AL,
5.000%, 10/15/2024	13,891	14,182
Series 2007-3288, Class HB,
4.500%, 03/15/2022	308	308
Series 2009-3575, Class EB,
4.000%, 09/15/2024	28,253	29,328

Ginnie Mae
Series 2008-46, Class AE,
4.250%, 05/16/2023	958	959

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $825,435)		830,223

COMMERCIAL MORTGAGE-BACKED SECURITIES (0.31%)
Freddie Mac Multifamily Structured Pass Through Certificates
Series 2011-K013, Class A1,
2.902%, 08/25/2020	54,170	54,151
Series 2010-K006, Class A2,
4.251%, 01/25/2020	20,000	20,172

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(Cost $73,997)		74,323

MORTGAGE-BACKED SECURITIES (0.18%)
Fannie Mae
Series 2010,
3.810%, 12/01/2020	42,992	43,758

TOTAL MORTGAGE-BACKED SECURITIES
(Cost $43,126)		43,758

	Principal Amount	Value (Note 2)
CORPORATE BONDS (53.90%)
Aerospace & Defense (1.73%)
TransDigm, Inc.
5.500%, 10/15/2020	$160,000	$160,300
United Technologies Corp.
3.350%, 08/16/2021	250,000	252,424
Total Aerospace & Defense		412,724

Auto Parts Manufacturing (0.09%)
American Axle & Manufacturing, Inc.
7.750%, 11/15/2019	22,000	22,564

Automobiles Manufacturing (1.30%)
Ford Motor Credit Co. LLC
2.597%, 11/04/2019	100,000	99,498
3.813%, 10/12/2021	200,000	194,893
General Motors Financial Co., Inc.
3M US L + 0.93%, 04/13/2020(a)	16,000	15,943
Total Automobiles Manufacturing		310,334

Banks (10.08%)
Associated Bank NA/Green Bay WI
3.500%, 08/13/2021	450,000	450,090
Citizens Bank NA
3M US L + 0.57%, 05/26/2020(a)	252,000	252,214
Cooperatieve Rabobank UA
3.950%, 11/09/2022	250,000	252,049
Credit Suisse AG
5.400%, 01/14/2020	133,000	135,777
Danske Bank A/S
5.000%, 01/12/2022(b)	250,000	253,345
5.375%, 01/12/2024(b)	250,000	253,368
Discover Bank
7.000%, 04/15/2020	250,000	260,751
SVB Financial Group
5.375%, 09/15/2020	100,000	103,013
US Bank NA
3.450%, 11/16/2021	250,000	252,991
Wells Fargo & Co.
2.625%, 07/22/2022	200,000	196,716
Total Banks		2,410,314

Cable & Satellite (2.93%)
Comcast Corp.
3M US L + 0.33%, 10/01/2020(a)	200,000	200,263
Sky, Ltd.
2.625%, 09/16/2019(b)	200,000	199,046
Time Warner Cable LLC
5.000%, 02/01/2020	100,000	101,498
8.250%, 04/01/2019	100,000	100,826
8.750%, 02/14/2019	100,000	100,126
Total Cable & Satellite		701,759
	Principal Amount	Value (Note 2)
Casinos & Gaming (1.31%)
MGM Resorts International
5.250%, 03/31/2020	$45,000	$45,788
6.750%, 10/01/2020	160,000	167,409
8.625%, 02/01/2019	100,000	100,000
Total Casinos & Gaming		313,197

Chemicals (0.84%)
DowDuPont, Inc.
3.766%, 11/15/2020	100,000	101,401
International Flavors & Fragrances, Inc.
3.400%, 09/25/2020	100,000	100,426
Total Chemicals		201,827

Commercial Finance (1.53%)
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
3.750%, 05/15/2019	135,000	135,250
International Lease Finance Corp.
5.875%, 04/01/2019	230,000	230,836
Total Commercial Finance		366,086

Consumer Finance (0.30%)
Capital One Bank USA NA
8.800%, 07/15/2019	70,000	71,712

Consumer Products (0.08%)
Unilever Capital Corp.
2.200%, 03/06/2019	20,000	19,996

Diversified Banks (2.68%)
Bank of America Corp.
Series GMTN
3M US L + 0.66%, 07/21/2021(a)	345,000	341,706
3M US L + 0.96%, 07/23/2024(a)	40,000	39,877
JPMorgan Chase & Co.
4.950%, 03/25/2020	179,000	183,309
3M US L + 0.935%, 04/25/2023(a)	75,000	73,971
Total Diversified Banks		638,863

Electrical Equipment Manufacturing (0.42%)
Tyco Electronics Group SA
3M US L + 0.45%, 06/05/2020(a)	100,000	99,918

Entertainment Content (2.13%)
Fox Corp.
3.666%, 01/25/2022(b)	250,000	252,956
4.030%, 01/25/2024(b)	250,000	254,627
Total Entertainment Content		507,583

Exploration & Production (1.35%)
Antero Resources Corp.
5.375%, 11/01/2021	150,000	151,320
Encana Corp.
6.500%, 05/15/2019	170,000	171,494
Total Exploration & Production		322,814

	Principal Amount	Value (Note 2)
Financial Services (3.00%)
Goldman Sachs Group, Inc.
Series GMTN
5.375%, 03/15/2020	$150,000	$153,867
Series D
6.000%, 06/15/2020	70,000	72,773
Morgan Stanley
2.750%, 05/19/2022	75,000	73,947
Series GMTN
5.500%, 01/26/2020	212,000	217,121
TD Ameritrade Holding Corp.
3M US L + 0.43%, 11/01/2021(a)	200,000	200,369
Total Financial Services		718,077

Food & Beverage (2.88%)
Campbell Soup Co.
3M US L + 0.63%, 03/15/2021(a)	75,000	74,275
Conagra Brands, Inc.
3M US L + 0.75%, 10/22/2020(a)	100,000	99,529
Molson Coors Brewing Co.
1.900%, 03/15/2019	55,000	54,929
2.250%, 03/15/2020	295,000	291,930
Wm Wrigley Jr Co.
2.900%, 10/21/2019(b)	167,000	167,119
Total Food & Beverage		687,782

Hardware (2.53%)
Dell International LLC / EMC Corp.
3.480%, 06/01/2019(b)	300,000	300,126
Dell, Inc.
5.875%, 06/15/2019	300,000	305,624
Total Hardware		605,750

Health Care Facilities & Services (4.67%)
Cigna Corp.
3M US L + 0.65%, 09/17/2021(a)(b)	300,000	298,297
Express Scripts, Inc.
7.250%, 06/15/2019	75,000	76,008
HCA Healthcare, Inc.
6.250%, 02/15/2021	100,000	104,500
HCA, Inc.
4.750%, 05/01/2023	225,000	232,373
6.500%, 02/15/2020	200,000	206,000
Quest Diagnostics, Inc.
2.500%, 03/30/2020	200,000	198,750
Total Health Care Facilities & Services		1,115,928

Integrated Oils (0.16%)
Cenovus Energy, Inc.
5.700%, 10/15/2019	38,462	39,003

Machinery Manufacturing (0.08%)
Illinois Tool Works, Inc.
1.950%, 03/01/2019	20,000	19,987
	Principal Amount	Value (Note 2)
Pharmaceuticals (2.80%)
AbbVie, Inc.
2.500%, 05/14/2020	$150,000	$149,152
Elanco Animal Health, Inc.
3.912%, 08/27/2021(b)	218,000	218,413
4.272%, 08/28/2023(b)	100,000	100,819
Takeda Pharmaceutical Co., Ltd.
3.800%, 11/26/2020(b)	200,000	202,143
Total Pharmaceuticals		670,527

Pipeline (4.16%)
Enable Midstream Partners LP
2.400%, 05/15/2019	192,000	191,412
Energy Transfer LP
7.500%, 10/15/2020	100,000	106,375
Energy Transfer Operating LP
9.700%, 03/15/2019	129,000	129,927
Kinder Morgan Energy Partners LP
9.000%, 02/01/2019	70,000	70,000
Kinder Morgan, Inc.
3.050%, 12/01/2019	75,000	75,031
ONEOK Partners LP
3.800%, 03/15/2020	110,000	110,463
8.625%, 03/01/2019	100,000	100,364
Plains All American Pipeline LP / PAA Finance Corp.
5.750%, 01/15/2020	207,000	211,374
Total Pipeline		994,946

Railroad (1.00%)
Canadian Pacific Railway Co.
7.250%, 05/15/2019	190,000	192,318
Union Pacific Corp.
2.250%, 02/15/2019	47,000	46,988
Total Railroad		239,306

Semiconductors (0.43%)
NXP BV / NXP Funding LLC
4.625%, 06/15/2022(b)	100,000	101,968

Software & Services (1.06%)
Infor US, Inc.
5.750%, 08/15/2020(b)	250,000	254,013

Supermarkets & Pharmacies (1.29%)
Kroger Co.
6.150%, 01/15/2020	300,000	308,775

Transportation & Logistics (1.05%)
Penske Truck Leasing Co. Lp / PTL Finance Corp.
3.650%, 07/29/2021(b)	250,000	251,583

	Principal Amount	Value (Note 2)
Utilities (1.06%)
Entergy Texas, Inc.
7.125%, 02/01/2019	$150,000	$150,000
Exelon Corp.
5.150%, 12/01/2020	100,000	103,007
Total Utilities		253,007

Wireless Telecommunications Services (0.52%)
AT&T, Inc.
3M US L + 0.75%, 06/01/2021(a)	66,000	66,004
Sprint Communications, Inc.
7.000%, 08/15/2020	55,000	57,200
Total Wireless Telecommunications Services		123,204

Wireline Telecommunications Services (0.44%)
CenturyLink, Inc.
Series V
5.625%, 04/01/2020	105,000	106,344

TOTAL CORPORATE BONDS
(Cost $12,832,018)		12,889,891

GOVERNMENT BONDS (39.14%)
Sovereigns (39.14%)
U.S. Treasury Note
1.625%, 12/31/2019	230,000	228,059
2.500%, 01/15/2022	217,000	217,394
2.625%, 07/31/2020	3,304,000	3,310,130
2.625%, 07/15/2021	714,000	716,929
2.875%, 10/31/2020	3,678,000	3,702,425
2.875%, 11/15/2021	1,172,000	1,185,597
Total Sovereigns		9,360,534

TOTAL GOVERNMENT BONDS
(Cost $9,315,812)		9,360,534

MUNICIPAL BONDS (0.15%)
General Government (0.15%)
State of Illinois
5.363%, 02/01/2019	35,000	35,000

TOTAL MUNICIPAL BONDS
(Cost $35,000)		35,000

	7-Day Yield	Shares	Value (Note 2)
SHORT TERM INVESTMENTS (0.40%)
Money Market Fund (0.40%)
Morgan Stanley Institutional Liquidity Funds - Government Portfolio	2.304%	96,473	96,473

TOTAL SHORT TERM INVESTMENTS
(Cost $96,473)			96,473
	7-Day Yield	Shares	Value (Note 2)
TOTAL INVESTMENTS (97.55%)
(Cost $23,221,861)			$23,330,202

Other Assets In Excess Of Liabilities (2.45%)			585,840

NET ASSETS (100.00%)			$23,916,042

Investment Abbreviations:
LIBOR - London Interbank Offered Rate

Libor Rates:
1M US L - 1 Month LIBOR as of January 31, 2019 was 2.51%
3M US L - 3 Month LIBOR as of January 31, 2019 was 2.74%
10Y US TI - 10 Year Treasury Yield as of January 31, 2019 was 2.63%

(a)	Floating or variable rate security. The reference rate is described above. The rate in effect as of January 31, 2019 is based on the reference rate plus the displayed spread as of the security's last reset date.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of January 31, 2019, the aggregate market value of those securities was $3,107,823, representing 12.99% of net assets.

Notes to Quarterly Statements of Investments

January 31, 2019 (Unaudited)

1. ORGANIZATION

Financial Investors Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust consists of multiple separate portfolios or series. This annual report includes the financial statements and financial highlights of the following 12 funds: ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund, ALPS | Kotak India Growth Fund, ALPS | Red Rocks Listed Private Equity Fund, ALPS | WMC Research Value Fund, Clough China Fund, RiverFront Asset Allocation Aggressive, RiverFront Asset Allocation Growth, RiverFront Asset Allocation Growth & Income , RiverFront Asset Allocation Moderate, RiverFront Asset Allocation Income & Growth, ALPS | Smith Total Return Bond Fund and ALPS | Smith Short Duration Bond Fund (each, a “Fund” and collectively, the “Funds”).The Funds are considered investment companies under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946.

The ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund seeks to maximize real returns (returns after inflation), consistent with prudent investment management. ALPS | Kotak India Growth Fund’s investment goal is long-term capital appreciation. ALPS | Red Rocks Listed Private Equity Fund seeks to maximize total return, which consists of appreciation on its investments and a variable income stream. ALPS | WMC Research Value Fund seeks long-term capital appreciation: dividend income may be a factor in portfolio selection but is secondary to the Fund’s principal objective. The Clough China Fund seeks to provide investors with long-term capital appreciation. Effective February 28, 2018, the RiverFront Asset Allocation Aggressive seeks to achieve long-term capital appreciation, the RiverFront Asset Allocation Growth seeks to provide high total investment return, the RiverFront Asset Allocation Growth & Income seeks to achieve long-term growth and income, the RiverFront Asset Allocation Moderate has two primary investment objectives- it seeks (1) to provide a level of current income that exceeds the average yield on U.S. stocks, and (2) growth of capital, and the RiverFront Asset Allocation Income & Growth seeks to provide current income and potential for that income to grow over time. Prior to February 28, 2018, the RiverFront Asset Allocation Aggressive sought to achieve long-term capital appreciation through a fully managed investment policy utilizing United States and foreign equity securities, debt and money market securities, the combination of which will be varied from time to time both with respect to types of securities and markets in response to changing market and economic trends.The RiverFront Asset Allocation Growth sought to provide high total investment return through a fully managed investment policy utilizing United States and foreign equity securities, debt and money market securities, the combination of which will be varied from time to time both with respect to types of securities and markets in response to changing market and economic trends. Total investment return means the combination of capital appreciation and investment income. The RiverFront Asset Allocation Growth & Income sought to achieve long-term growth and income through a combination of capital appreciation and rising dividend payments that exceed the average yield on global stocks generally. The RiverFront Asset Allocation Moderate had two primary investment objectives. It sought (1) to provide a level of current income that exceeds the average yield on U.S. stocks in general while providing a growing stream of income over the years and (2) growth of capital. The RiverFront Asset Allocation Income & Growth sought to provide current income and potential for that income to grow over time. The ALPS | Smith Total Return Bond Fund capital seeks to obtain maximum total return, consistent with preservation of capital. The ALPS | Smith Short Duration Bond Fund seeks as high a level of current income as is consistent with preservation of capital.

The classes of each Fund differ principally in the applicable distribution and shareholder service fees. Shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Fund and earn income and realized gains/losses from the Fund pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends to shareholders are determined separately for each class based on income and expenses allocable to each class. Realized gain distributions to shareholders are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution and shareholder service fees, if applicable.

Basis of Consolidation for the ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund

CoreCommodity Management Cayman Commodity Fund Ltd. (the “Subsidiary”), a Cayman Islands exempted company, was incorporated on April 23, 2010 and is a wholly owned subsidiary of the ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund (the “CoreCommodity Fund”). The Subsidiary acts as an investment vehicle for the CoreCommodity Fund in order to effect certain commodity-related investments on behalf of the CoreCommodity Fund. CoreCommodity Fund is the sole shareholder of the Subsidiary pursuant to a subscription agreement dated as of June 14, 2010, and it is intended that the CoreCommodity Fund will remain the sole shareholder and will continue to wholly own and control the Subsidiary. Under the Articles of Association of the Subsidiary, shares issued by the Subsidiary confer upon a shareholder the right to vote at general meetings of the Subsidiary and certain rights in connection with any winding-up or repayment of capital, as well as the right to participate in the profits or assets of the Subsidiary. The CoreCommodity Fund may invest up to 25% of its total assets in shares of the Subsidiary. As a wholly owned subsidiary of the CoreCommodity Fund, the financial statements of the Subsidiary are included in the consolidated financial statements and financial highlights of the CoreCommodity Fund. All investments held by the Subsidiary are disclosed in the accounts of the CoreCommodity Fund. As of January 31, 2019, net assets of the CoreCommodity Fund were $608,705,775 of which $119,733,574 or 19.67%, represented the CoreCommodity Fund’s ownership of all issued shares and voting rights of the Subsidiary.

Basis of Consolidation for the ALPS | Kotak India Growth Fund

ALPS | Kotak India Growth Fund, (the “Kotak Fund”) invests in the equity securities of Indian companies through its wholly owned, collective investment vehicle, the India Premier Equity Portfolio (the “Portfolio”). The Portfolio is registered with and regulated by the Mauritius Financial Services Commission. The Portfolio was formed for the purpose of facilitating the Kotak Fund’s purchase of securities of a wide selection of Indian companies, consistent with the Kotak Fund’s investment strategies. The Portfolio is a private company limited by shares incorporated under the Mauritius Companies Act 2001. As a wholly owned subsidiary of the Kotak Fund, financial statements of the Portfolio are included in the consolidated financial statements and financial highlights of the Kotak Fund. All investments held by the Portfolio are disclosed in the accounts of the Kotak Fund. As of January 31, 2019, net assets of the Kotak Fund were $19,871,504 of which $11,964,742 or 60.21% represented the Kotak Fund’s ownership of all issued shares and voting rights of the Subsidiary.

The Portfolio established residency in Mauritius allowing the Kotak Fund to receive the beneficial tax treatment under the Treaty between India and Mauritius. However, due to recently enacted legislation the benefits of the Treaty have been reduced and some gains derived by the Portfolio due to the sale of securities will be subject to taxation in India. On April 1, 2017, the General Anti-Avoidance Rules (“GAAR”) which contain treaty override provisions were enacted. Capital gains on sale of shares acquired on or after April 1, 2017, are taxable in India as per the amended India - Mauritius treaty. The benefit of a lower rate of taxation (50% of the applicable tax rate in India) is provided for the gains on shares arising during the period from April 1, 2017 to March 31, 2019 subject to compliance with the Limitation of Benefit clause.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. Each Fund is considered an investment company for financial reporting purposes, and follows accounting policies in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including policies specific to investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Funds and subsidiaries, as applicable, in preparation of their financial statements. The Funds are considered investment companies under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946.

Investment Valuation: The Funds generally value their securities based on market prices determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading. For equity securities and mutual funds that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange.

The market price for debt obligations is generally the price supplied by an independent third-party pricing service approved by the Board, which may use a matrix, formula or other objective method that takes into consideration quotations from dealers, market transactions in comparable investments, market indices and yield curves. If vendors are unable to supply a price, or if the price supplied is deemed to be unreliable, the market price may be determined using quotations received from one or more brokers-dealers that make a market in the security. Investments in nonexchange traded funds are fair valued at their respective net asset values. Bonds may be purchased and held as odd lots. Pricing services value such securities based on bid prices for round lots; round lot prices may reflect more favorable pricing than odd lot holdings. A Fund may, in consideration of the foregoing, purchase securities suitable for its investment strategies in odd lots. Special valuation considerations may apply with respect to a Fund’s odd-lot positions, as the Fund may receive different prices when it sells such positions than it would receive for sales of institutional round lot positions. Pricing vendors generally value securities assuming orderly transactions of institutional round lot sizes, but a Fund may hold or transact in such securities in smaller, odd lot sizes. The ALPS | Smith Total Return Bond Fund and the ALPS | Smith Short Duration Bond Fund have odd lot pricing policies it employs to value odd lot securities.

Futures contracts that are listed or traded on a national securities exchange, commodities exchange, contract market or comparable over the counter market, and that are freely transferable, are valued at their closing settlement price on the exchange on which they are primarily traded or based upon the current settlement price for a like instrument acquired on the day on which the instrument is being valued. A settlement price may not be used if the market makes a limit move with respect to a particular commodity. Over-the-counter swap contracts are valued based on quotes received from independent pricing services or one or more dealers that make markets in such investments.

Option contracts are valued using the National Best Bid and Offer price (“NBBO”). In the event there is no NBBO price available, option contracts are valued at the mean between the last bid and ask.

Equity securities that are primarily traded on foreign securities exchanges are valued at the closing values of such securities on their respective foreign exchanges, except when an event occurs subsequent to the close of the foreign exchange and the close of the NYSE that was likely to have changed such value. In such an event, the fair value of those securities are determined in good faith through consideration of other factors in accordance with procedures established by and under the general supervision of the Board. The Funds will use a fair valuation model provided by an independent pricing service, which is intended to reflect fair value when a security’s value or a meaningful portion of the Fund’s portfolio is believed to have been materially affected by an valuation event that has occurred between the close of the exchange or market on which the security is traded and the close of the regular trading day on the NYSE.

Forward currency exchange contracts have a value determined by the current foreign currency exchange forward rates. The foreign currency exchange forward rates are calculated using an automated system that estimates rates on the basis of the current day foreign currency exchange rates and forward foreign currency exchange rates supplied by a pricing service. Foreign exchange rates and forward foreign currency exchange rates may generally be obtained at the close of the NYSE, normally 4:00 p.m. Eastern Time.

When such prices or quotations are not available, or when the Fair Value Committee appointed by the Board believes that they are unreliable, securities may be priced using fair value procedures approved by the Board. The fair valuation policies and procedures (“FV Procedures”) have been adopted by the Board for the fair valuation of portfolio assets held by the Fund(s) in the event that (1) market quotations for the current price of a portfolio security or asset are not readily available, or (2) available market quotations that would otherwise be used to value a portfolio security or asset in accordance with the Fund’s Pricing Procedures appear to be unreliable. The Pricing Procedures reflect certain pricing methodologies (or “logics”) that are not “readily available market quotations” and thus are viewed and treated as fair valuations. The Fair Value Committee routinely meets to discuss fair valuations of portfolio securities and other instruments held by the Fund(s).

Fair Value Measurements: The Funds disclose the classification of their fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of each Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;

Level 2 –	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 –	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of each Fund’s investments/financial instruments in the fair value hierarchy as of January 31, 2019:

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund
Common Stocks(a)	$154,405,229	$–	$–	$154,405,229
Master Limited Partnerships(a)	1,090,222	–	–	1,090,222
Government Bonds	–	415,720,351	–	415,720,351
Total	$155,495,451	$415,720,351	$–	$571,215,802
Other Financial Instruments
Assets
Futures Contracts	$5,673,406	$–	$–	$5,673,406
Total Return Swap Contracts	–	572	–	572
Liabilities
Futures Contracts	(7,066,312)	–	–	(7,066,312)
Total	$(1,392,906)	$572	$–	$(1,392,334)

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ALPS | Kotak India Growth Fund
Common Stocks
Consumer Discretionary	$–	$1,900,625	$–	$1,900,625
Consumer Staples	–	1,723,720	–	1,723,720
Energy	–	1,533,591	–	1,533,591
Financials	973,901	5,138,073	–	6,111,974
Health Care	–	917,470	–	917,470
Industrials	–	1,859,802	–	1,859,802
Information Technology	866,430	1,770,619	–	2,637,049
Materials	360,335	1,863,959	–	2,224,294
Real Estate	–	208,306	–	208,306
Total	$2,200,666	$16,916,165	$–	$19,116,831

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ALPS | Smith Short Duration Bond Fund
Collateralized Mortgage Obligations	$–	$830,223	$–	$830,223
Commercial Mortgage-Backed Securities	–	74,323	–	74,323
Mortgage-Backed Securities	–	43,758	–	43,758
Corporate Bonds	–	12,889,891	–	12,889,891
Government Bonds	–	9,360,534	–	9,360,534
Municipal Bonds	–	35,000	–	35,000
Short Term Investments	96,473	–	–	96,473
Total	$96,473	$23,233,729	$–	$23,330,202

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ALPS | Smith Total Return Bond Fund
Collateralized Mortgage Obligations	$–	$5,233,792	$–	$5,233,792
Corporate Bonds	–	14,291,241	–	14,291,241
Government Bonds	–	13,262,188	–	13,262,188
Short Term Investments	630,627	–	–	630,627
Total	$630,627	$32,787,221	$–	$33,417,848

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ALPS | Red Rocks Listed Private Equity Fund
Closed-End Funds	$12,717,262	$24,156,613	$–	$36,873,875
Common Stocks(a)	92,540,087	63,430,506	–	155,970,593
Short-Term Investments	3,921,134	–	–	3,921,134
Total	$109,178,483	$87,587,119	$–	$196,765,602

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ALPS | WMC Research Value Fund
Common Stocks(a)	$79,931,317	$–	$–	$79,931,317
Exchange Traded Funds	1,473,033	–	–	1,473,033
Short-Term Investments	397,040	–	–	397,040
Total	$81,801,390	$–	$–	$81,801,390

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Clough China Fund
Common Stocks
Communications	$2,978,820	$954,672	$–	$3,933,492
Consumer Discretionary	6,496,993	1,705,848	–	8,202,841
Consumer Staples	–	486,619	–	486,619
Energy	–	1,159,966	–	1,159,966
Financials	–	9,111,053	–	9,111,053
Health Care	440,232	536,289	–	976,521
Industrials	–	3,169,169	–	3,169,169
Materials	–	621,680	–	621,680
Technology	4,818,671	2,270,246	–	7,088,917
Closed-End Funds	2,123,810	–	–	2,123,810
Short Term Security	1,894,249	–	–	1,894,249
Total	$18,752,775	$20,015,542	$–	$38,768,317
Other Financial Instruments
Assets:
Total Return Swap Contracts	$–	$89,889	$–	$89,889
Liabilities:
Total Return Swap Contracts	–	(107,267)	–	(107,267)
Total	$–	$(17,378)	$–	$(17,378)

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
RiverFront Asset Allocation Aggressive
Exchange Traded Funds	$41,784,042	$–	$–	$41,784,042
Short-Term Investments	931,920	–	–	931,920
Total	$42,715,962	$–	$–	$42,715,962

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
RiverFront Asset Allocation Growth
Exchange Traded Funds	$24,973,921	$–	$–	$24,973,921
Short-Term Investments	441,708	–	–	441,708
Total	$25,415,629	$–	$–	$25,415,629

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
RiverFront Asset Allocation Growth & Income
Exchange Traded Funds	$73,784,436	$–	$–	$73,784,436
Short-Term Investments	2,001,577	–	–	2,001,577
Total	$75,786,013	$–	$–	$75,786,013

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
RiverFront Asset Allocation Income & Growth
Exchange Traded Funds	$9,173,751	$–	$–	$9,173,751
Short-Term Investments	144,198	–	–	144,198
Total	$9,317,949	$–	$–	$9,317,949

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
RiverFront Asset Allocation Moderate
Exchange Traded Funds	$66,107,794	$–	$–	$66,107,794
Short-Term Investments	719,320	–	–	719,320
Total	$66,827,114	$–	$–	$66,827,114

(a)	For detailed descriptions of country, sector and/or industry, see the accompanying Statement of Investments.

Fund and Class Expenses: Some expenses of the Trust can be directly attributed to a Fund or a specific share class of a Fund. Expenses which cannot be directly attributed are apportioned among all Funds in the Trust based on average net assets of each share class within a Fund.

Federal Income Taxes: The Funds comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”) applicable to regulated investment companies and intend to distribute substantially all of their net taxable income and net capital gains, if any, each year. The Funds are not subject to income taxes to the extent such distributions are made.

The Funds file U.S. federal, state, and local tax returns as required. The Funds’ tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations which is generally three years after the filing of the tax return, but may extend to four years in certain jurisdictions. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Distributions to Shareholders: Each Fund, except the RiverFront Asset Allocation Income & Growth, RiverFront Asset Allocation Growth & Income,RiverFront Asset Allocation Moderate, ALPS | Smith Total Return Bond Fund and ALPS | Smith Short Duration Bond Fund, normally pays dividends and distributes capital gains, if any, on an annual basis. RiverFront Asset Allocation Income & Growth, RiverFront Asset Allocation Growth & Income and RiverFront Asset Allocation Moderate normally pay dividends, if any, on a quarterly basis and distribute capital gains annually. ALPS | Smith Total Return Bond Fund and ALPS | Smith Short Duration Bond Fund declare and distribute dividends, if any, on a monthly basis and capital gains, if any, on at least an annual basis. Income dividend distributions are derived from interest and other income a Fund receives from its investments, including distributions of short-term capital gains. Capital gain distributions are derived from gains realized when a Fund sells a security it has owned for more than a year or from long-term capital gain distributions from underlying investments. Each Fund may make additional distributions and dividends at other times if its portfolio manager or managers believe doing so may be necessary for the Fund to avoid or reduce taxes.

Commodity-Linked Notes: The ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund may invest in commodity-linked notes which are derivative instruments that have characteristics of a debt security and of a commodity-linked derivative. A commodity-linked note typically provides for interest payments and a principal payment at maturity linked to the price movement of the underlying commodity, commodity index or commodity futures or option contract. Commodity-linked notes may be principal protected, partially protected, or offer no principal protection. The value of these notes will rise and fall in response to changes in the underlying commodity or related index or investment. These notes are often leveraged, increasing the volatility of each note’s value relative to the change in the underlying linked index. Commodity index-linked investments may be more volatile and less liquid than the underlying index and their value may be affected by the performance of the commodities as well as other factors, including liquidity, quality, maturity and other economic variables. Commodity-linked notes are typically issued by a bank or other financial institution and are sometimes referred to as structured notes because the terms of the notes may be structured by the issuer and the purchaser of the notes to accommodate the specific investment requirements of the purchaser.

Exchange Traded Funds (ETFs): Each Fund may invest in shares of ETFs and other similar instruments if the investment manager chooses to adjust a Fund’s exposure to the general market or industry sectors and to manage a Fund’s risk exposure. ETFs differ from traditional index funds in that their shares are listed on a securities exchange and can be traded intraday. ETF shares are shares of exchange traded investment companies that are registered under the 1940 Act and hold a portfolio of common stocks designed to track the performance of a particular index. Limitations of the 1940 Act may prohibit a Fund from acquiring more than 3% of the outstanding shares of certain ETFs. Instruments that are similar to ETFs represent beneficial ownership interests in specific “baskets” of stocks of companies within a particular industry sector or group. These securities may also be exchange traded, but unlike ETFs, the issuers of these securities are not registered as investment companies.

The portfolio manager may decide to purchase or sell short ETF shares or options on ETF shares for the same reasons it would purchase or sell (and as an alternative to purchasing or selling) futures contracts - to obtain exposure to the stock market or a particular segment of the stock market, or to hedge a Fund’s portfolio against such exposures. Depending on the market, the holding period and other factors, the use of ETF shares and options thereon can be less costly than the use of index options or stock index futures. In addition, ETF shares and options thereon can typically be purchased in smaller amounts than are available for futures contracts and can offer exposure to market sectors and styles for which there is no suitable or liquid futures contract.

Investment Transactions and Investment Income: Investment transactions are accounted for on the date the investments are purchased or sold (trade date basis). Net realized gains and losses from investment transactions are reported on an identified cost basis. Interest income, which includes accretion of discounts and amortization of premiums, is accrued and recorded as earned. Dividend income is recognized on the ex-dividend date or for certain foreign securities, as soon as information is available to each Fund.

Foreign Securities: Each Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible reevaluation of currencies, the inability to repatriate foreign currency, less complete financial information about companies and possible future adverse political and economic developments.

Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

Foreign Currency Translation: The books and records of the Funds are maintained in U.S. dollars. Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. The portion of realized and unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed and is included in realized and unrealized gains or losses on investments, when applicable.

Foreign Currency Spot Contracts: The Funds may enter into foreign currency spot contracts to facilitate transactions in foreign securities or to convert foreign currency receipts into U.S. dollars. A foreign currency spot contract is an agreement between two parties to buy and sell currencies at the current market rate, for settlement generally within two business days. The U.S. dollar value of the contracts is determined using current currency exchange rates supplied by a pricing service. The contract is marked-to-market daily for settlements beyond one day and any change in market value is recorded as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value on the open and close date. Losses may arise from changes in the value of the foreign currency, or if the counterparties do not perform under the contract’s terms. The maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened.

Real Estate Investment Trusts (“REITs”): The Funds may invest a portion of their assets in REITs and are subject to certain risks associated with direct investment in REITs. REITs may be affected by changes in the value of their underlying properties and by defaults by borrowers or tenants. REITs depend generally on their ability to generate cash flow to make distributions to shareowners, and certain REITs have self-liquidation provisions by which mortgages held may be paid in full and distributions of capital returns may be made at any time. In addition, the performance of a REIT may be affected by its failure to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended (the “Code”), or its failure to maintain exemption from registration under the 1940 Act. Distributions that the Fund receives from REITs can be classified as ordinary income, capital gain income or return of capital by the REITs that make these distributions to the Fund. However, it is not possible for the Fund to characterize distributions received from REITs during interim periods because the REIT issuers do not report their tax characterizations until subsequent to year end. During interim periods, the REIT distributions are accounted for as ordinary income until the re characterizations are made subsequent to year end.

Treasury Inflation Protected-Securities (“TIPS”): The Funds may invest in TIPS, including structured bonds in which the principal amount is adjusted daily to keep pace with inflation, as measured by the U.S. Consumer Pricing Index for Urban Consumers. The adjustments to principal due to inflation/deflation are reflected as increases/decreases to interest income with a corresponding adjustment to cost. Such adjustments may have a significant impact on a Fund’s distributions and may result in a return of capital to shareholders. The repayment of the original bond principal upon maturity is guaranteed by the full faith and credit of the U.S. Government.

Loan Participations and Assignments: Certain Funds may invest in loan participations and assignments. The Fund considers loan participations and assignments to be investments in debt securities. Loan participations typically will result in the Fund having a contractual relationship only with the lender, not with the borrower. The Fund will have the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the borrower. Under a loan participation, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower, and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation. As a result, the Fund will assume the credit risk of both the borrower and the lender that is selling the participation. In the event of the insolvency of the lender selling a participation, the Fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower. When the Fund purchases assignments of loans from lenders, the Fund will acquire direct rights against the borrower on the loan, except that under certain circumstances such rights may be more limited than those held by the assigning lender.

Master Limited Partnerships: Certain Funds may invest in MLPs, which are publicly traded partnerships engaged in the transportation, storage and processing of minerals and natural resources. By confining their operations to these specific activities, their interests, or units, are able to trade on public securities exchanges exactly like the shares of a corporation, without entity level taxation. To qualify as a MLP and to not be taxed as a corporation, a partnership must receive at least 90% of its income from qualifying sources as set forth in Section 7704(d) of the Code. These qualifying sources include natural resource based activities such as the processing, transportation and storage of mineral or natural resources. MLPs generally have two classes of owners, the general partner and limited partners. The general partner of an MLP is typically owned by a major energy company, an investment fund, the direct management of the MLP, or is an entity owned by one or more of such parties. The general partner may be structured as a private or publicly traded corporation or other entity. The general partner typically controls the operations and management of the MLP through an up to 2% equity interest in the MLP plus, in many cases, ownership of common units and subordinated units. Limited partners typically own the remainder of the partnership, through ownership of common units, and have a limited role in the partnership’s operations and management. MLPs are typically structured such that common units and general partner interests have first priority to receive quarterly cash distributions up to an established minimum amount (“minimum quarterly distributions” or “MQD”). Common and general partner interests also accrue arrearages in distributions to the extent the MQD is not paid. Once common and general partner interests have been paid, subordinated units receive distributions of up to the MQD; however, subordinated units do not accrue arrearages. Distributable cash in excess of the MQD is paid to both common and subordinated units and is distributed to both common and subordinated units generally on a pro rata basis. The general partner is also eligible to receive incentive distributions if the general partner operates the business in a manner which results in distributions paid per common unit surpassing specified target levels. As the general partner increases cash distributions to the limited partners, the general partner receives an increasingly higher percentage of the incremental cash distributions

3. DERIVATIVE INSTRUMENTS

As a part of their investment strategy, the Funds are permitted to enter in various types of derivatives contracts. In doing so, the Funds employ strategies in differing combinations to permit them to increase, decrease, or change the level or types of exposure to market factors. Central to those strategies are features inherent in derivatives that make them more attractive for this purpose than equity or debt securities; they require little or no initial cash investment, they focus exposure on only certain selected risk factors, and they may not require the ultimate receipt or delivery of the underlying security (or securities) to the contract. This may allow the Funds to pursue their objectives more quickly and efficiently than if they were to make direct purchases or sales of securities capable of affecting a similar response to market factors.

Cash collateral is being pledged to cover derivative obligations of the Funds and cash collateral received from the counterparty, if any, is reported separately on the Statements of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Funds, if any, is noted in the Statements of Investments.

Risk of Investing in Derivatives: The Funds’ use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where the Funds are using derivatives to decrease, or hedge, exposures to market risk factors for securities held by the Funds, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.

Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Fund to increase its market value exposure relative to its net assets and can substantially increase the volatility of the Funds’ performance.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Funds. Typically, the associated risks are not the risks that the Funds are attempting to increase or decrease exposure to, per their investment objectives, but are the additional risks from investing in derivatives.

Examples of these associated risks are liquidity risk, which is the risk that the Funds will not be able to sell or close out the derivative in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Funds. In addition, use of derivatives may increase or decrease exposure to the following risk factors:

Equity Risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market. Associated risks can be different for each type of derivative and are discussed by each derivative type in the notes that follow.

Commodity Risk: Exposure to the commodities markets may subject the Funds to greater volatility than investments in traditional securities. Prices of various commodities may also be affected by factors, such as drought, floods, weather, livestock disease, embargoes, tariffs and other regulatory developments, which are unpredictable. The prices of commodities can also fluctuate widely due to supply and demand disruptions in major producing or consuming regions.

Foreign Currency Risk: Currency trading involves significant risks, including market risk, interest rate risk, country risk, counterparty credit risk and short sale risk. Market risk results from the price movement of foreign currency values in response to shifting market supply and demand. Interest rate risk arises whenever a country changes its stated interest rate target associated with its currency. Country risk arises because virtually every country has interfered with international transactions in its currency.

Interest Rate Risk: Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of fixed income securities held by the Funds are likely to decrease. Securities with longer durations tend to be more sensitive to changes in interest rates, and are usually more volatile than securities.

Swap Contracts: Each Fund may enter into swap transactions for hedging purposes or to seek to increase total return. At the present time, the CoreCommodity Fund and Clough China Fund primarily enter into swap transactions for the purpose of increasing total return. Swap agreements may be executed in a multilateral or other trade facility program, such as a registered exchange (“centrally cleared swaps”) or may be privately negotiated in the over-the counter market. The duration of a swap agreement typically ranges from a few weeks to more than one year. In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and the Fund’s counterparty on the swap agreement becomes the CCP. Risks may arise as a result of the failure of the counterparty to the swap contract to comply with the terms of the swap contract. The loss incurred by the failure of a counterparty is generally limited to the net payment to be received by the Funds and/or the termination value at the end of the contract. Therefore, the Funds consider the creditworthiness of each counterparty to a contract in evaluating potential credit risk. Although centrally cleared swaps typically present less counterparty risk than non-centrally cleared swaps, a Fund that has entered into centrally cleared swaps is subject to the risk of the failure of the CCP.

Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying reference asset or index. Entering into these agreements involves, to varying degrees, market risk, liquidity risk and elements of credit, legal and documentation risk that are not directly reflected in the amounts recognized in the Statements of Assets and Liabilities.

The Funds may pay or receive cash as collateral on these contracts which may be recorded as an asset and/or liability. The Funds must set aside liquid assets, or engage in other appropriate measures, to cover its obligations under these contracts. Swaps are marked to market daily using either pricing vendor quotations, counterparty prices or model prices and the change in value, if any, is recorded as an unrealized gain or loss. Upfront payments made and/or received by the Funds are recorded as an asset and/or liability and realized gains or losses are recognized ratably over the contract’s term/event, with the exception of forward starting interest rate swaps, whose realized gains or losses are recognized ratably from the effective start date. Periodic payments received or made on swap contracts are recorded as realized gains or losses. Gains or losses are realized upon termination of a swap contract and are recorded on the Statement of Operations.

Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (coupons plus capital gains/losses) of an underlying instrument in exchange for fixed or floating rate interest payments. To the extent the total return of the instrument or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty. Credit default swaps are a type of swap agreement in which the protection “buyer” is generally obligated to pay the protection “seller” an upfront and/ or a periodic stream of payments over the term of the contract provided that no credit event, such as a default, on a reference obligation has occurred. Credit default swaps (“CDS”) are typically two-party financial contracts that transfer credit exposure between the two parties. Under a typical CDS, one party (the “seller”) receives pre-determined periodic payments from the other party (the “buyer”). The seller agrees to make compensating specific payments to the buyer if a negative credit event occurs, such as the bankruptcy or default by the issuer of the underlying debt instrument. Swap agreements held at January 31, 2019 are disclosed after the Statement of Investments.

Futures: Each Fund may invest in futures contracts in accordance with their investment objectives. Each Fund does so for a variety of reasons including for cash management, hedging or non-hedging purposes in an attempt to achieve the Fund’s investment objective. A futures contract provides for the future sale by one party and purchase by another party of a specified quantity of the security or other financial instrument at a specified price and time. A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. Futures transactions may result in losses in excess of the amount invested in the futures contract. There can be no guarantee that there will be a correlation between price movements in the hedging vehicle and in the portfolio securities being hedged. An incorrect correlation could result in a loss on both the hedged securities in a Fund and the hedging vehicle so that the portfolio return might have been greater had hedging not been attempted. There can be no assurance that a liquid market will exist at a time when a Fund seeks to close out a futures contract or a futures option position. Lack of a liquid market for any reason may prevent a Fund from liquidating an unfavorable position, and the Fund would remain obligated to meet margin requirements until the position is closed. In addition, a Fund could be exposed to risk if the counterparties to the contracts are unable to meet the terms of their contracts. With exchange traded futures, there is minimal counterparty credit risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

When a purchase or sale of a futures contract is made by a Fund, the Fund is required to deposit with its custodian (or broker, if legally permitted) a specified amount of liquid assets (“initial margin”). The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract that is returned to a Fund upon termination of the contract, assuming all contractual obligations have been satisfied. These amounts are included in Deposit with broker for futures contracts on the Statement of Assets and Liabilities. Each day a Fund may pay or receive cash, called “variation margin,” equal to the daily change in value of the futures contract. Such payments or receipts are recorded for financial statement purposes as unrealized gains or losses by a Fund. Variation margin does not represent a borrowing or loan by a Fund but is instead a settlement between a Fund and the broker of the amount one would owe the other if the futures contract expired. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Option Contracts: Each Fund may enter into options transactions for hedging purposes and for non-hedging purposes such as seeking to enhance return. Each Fund may write covered put and call options on any stocks or stock indices, currencies traded on domestic and foreign securities exchanges, or futures contracts on stock indices, interest rates and currencies traded on domestic and, to the extent permitted by the CFTC, foreign exchanges. A call option on an asset written by a Fund obligates the Fund to sell the specified asset to the holder (purchaser) at a stated price (the exercise price) if the option is exercised before a specified date (the expiration date). A put option on an asset written by a Fund obligates the Fund to buy the specified asset from the purchaser at the exercise price if the option is exercised before the expiration date. Premiums received when writing options are recorded as liabilities and are subsequently adjusted to the current value of the options written. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options, which are either exercised or closed, are offset against the proceeds received or amount paid on the transaction to determine realized gains or losses which are recorded on the Statement of Operations.

4. AFFILIATED COMPANIES

Funds may invest in certain securities that are considered securities issued by affiliated companies. As defined by the Investment Company Act of 1940, an affiliated person, including an affiliated company, is one in which a Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The purchases, sales, dividend income, realized gains or losses, change in unrealized gains or losses, shares and value of investments in affiliated companies for the period ended January 31, 2019 were as follows:

RiverFront Asset Allocation Growth	Share Balance Balance as of October 31, 2018	Purchases	Sales	Share Balance as of January 31, 2019	Dividends	Change in Unrealized Gain (Loss)	Realized Gain/Loss	Market Value as of January 31, 2019
First Trust RiverFront Dynamic Asia Pacific ETF	18,145	-	(2,322)	15,823	$7,997	$26,322	$(29,133)	$821,372
First Trust RiverFront Dynamic Developed International ETF	97,892	-	(23,670)	74,222	22,932	117,517	(173,277)	4,135,650
First Trust RiverFront Dynamic Emerging Markets ETF	39,545	18,591	(5,238)	52,898	10,623	301,435	(18,777)	3,273,328
First Trust RiverFront Dynamic Europe ETF	27,124	-	(3,616)	23,508	2,072	33,159	(47,870)	1,340,896
RiverFront Dynamic Core Income ETF	78,326	9,163	(27,374)	60,115	14,001	45,062	(5,113)	1,450,575
RiverFront Dynamic Unconstrained Income ETF	98,864	-	(78,427)	20,437	15,064	40,763	(73,753)	506,429
RiverFront Dynamic US Dividend Advantage ETF	116,065	-	(14,952)	101,113	23,781	30,448	(58,039)	3,111,378
RiverFront Dynamic US Flex-Cap ETF	311,684	-	(40,196)	271,488	42,131	(143,627)	(239,603)	8,691,363
Riverfront Strategic Income Fund	-	77,478	(10,255)	67,223	13,751	16,133	(1,325)	1,642,930
					$152,352	$467,212	$(646,890)	$24,973,921

RiverFront Asset Allocation Growth & Income	Share Balance Balance as of October 31, 2018	Purchases	Sales	Share Balance as of January 31, 2019	Dividends	Change in Unrealized Gain (Loss)	Realized Gain/Loss	Market Value as of January 31, 2019
First Trust RiverFront Dynamic Asia Pacific ETF	44,878	-	(5,589)	39,289	$19,196	$63,706	$(67,530)	$2,039,492
First Trust RiverFront Dynamic Developed International ETF	262,527	-	(89,967)	172,560	60,445	433,518	(611,955)	9,615,043
First Trust RiverFront Dynamic Emerging Markets ETF	72,759	86,830	(9,581)	150,008	19,923	783,193	(41,652)	9,282,495
First Trust RiverFront Dynamic Europe ETF	87,167	-	(30,713)	56,454	4,791	258,943	(315,596)	3,220,136
RiverFront Dynamic Core Income ETF	532,911	73,583	(135,598)	470,896	98,638	324,994	(28,651)	11,362,720
RiverFront Dynamic Unconstrained Income ETF	361,253	-	(300,810)	60,443	51,001	164,736	(287,700)	1,497,778
RiverFront Dynamic US Dividend Advantage ETF	603,647	-	(73,812)	529,835	121,229	225,817	(329,680)	16,303,712
RiverFront Dynamic US Flex-Cap ETF	503,078	-	(62,732)	440,346	66,592	(231,819)	(335,969)	14,097,149
Riverfront Strategic Income Fund	-	293,227	(32,756)	260,471	52,061	62,513	(4,384)	6,365,911
					$493,876	$2,085,601	$(2,023,117)	$73,784,436

RiverFront Asset Allocation Moderate	Share Balance Balance as of October 31, 2018	Purchases	Sales	Share Balance as of January 31, 2019	Dividends	Change in Unrealized Gain (Loss)	Realized Gain/Loss	Market Value as of January 31, 2019
First Trust RiverFront Dynamic Asia Pacific ETF	13,443	-	(2,004)	11,439	$5,602	$22,074	$(23,189)	$593,799
First Trust RiverFront Dynamic Developed International ETF	85,826	23,021	(12,950)	95,897	19,235	112,967	(93,826)	5,343,381
First Trust RiverFront Dynamic Europe ETF	6,116	3,788	(918)	8,986	445	15,698	(11,259)	512,561
RiverFront Dynamic Core Income ETF	1,182,155	113,132	(288,556)	1,006,731	215,286	690,416	(61,764)	24,292,419
RiverFront Dynamic Unconstrained Income ETF	263,876	-	(209,682)	54,194	39,170	120,455	(204,974)	1,342,927
RiverFront Dynamic US Dividend Advantage ETF	690,191	-	(104,910)	585,281	136,677	315,773	(442,035)	18,009,857
RiverFront Dynamic US Flex-Cap ETF	454,234	44,144	(129,528)	368,850	54,110	(218,298)	(232,576)	11,808,290
Riverfront Strategic Income Fund	-	195,913	(23,877)	172,036	34,931	41,289	(2,593)	4,204,560
					$505,456	$1,100,374	$(1,072,216)	$66,107,794

RiverFront Asset Allocation Aggressive	Share Balance Balance as of October 31, 2018	Purchases	Sales	Share Balance as of January 31, 2019	Dividends	Change in Unrealized Gain (Loss)	Realized Gain/Loss	Market Value as of January 31, 2019
First Trust RiverFront Dynamic Asia Pacific ETF	49,049	-	(5,712)	43,337	$19,987	$66,031	$(56,249)	$2,249,624
First Trust RiverFront Dynamic Developed International ETF	213,608	-	(24,681)	188,927	46,625	140,381	(126,046)	10,527,012
First Trust RiverFront Dynamic Emerging Markets ETF	85,829	26,561	(9,399)	102,991	22,354	597,307	(28,889)	6,373,083
First Trust RiverFront Dynamic Europe ETF	88,128	-	(42,790)	45,338	3,639	383,073	(426,139)	2,586,080
RiverFront Dynamic US Dividend Advantage ETF	164,840	-	(18,273)	146,567	31,950	38,479	(32,116)	4,510,057
RiverFront Dynamic US Flex-Cap ETF	527,182	66,227	(108,050)	485,359	72,027	(197,993)	(331,699)	15,538,186
					$196,582	$1,027,278	$(1,001,138)	$41,784,042

RiverFront Asset Allocation Income & Growth	Share Balance Balance as of October 31, 2018	Purchases	Sales	Share Balance as of January 31, 2019	Dividends	Change in Unrealized Gain (Loss)	Realized Gain/Loss	Market Value as of January 31, 2019
First Trust RiverFront Dynamic Asia Pacific ETF	1,670	75	(200)	1,545	$684	2,666	$(2,104)	$80,201
First Trust RiverFront Dynamic Developed International ETF	4,561	159	(513)	4,207	1,005	3,836	(3,160)	234,414
First Trust RiverFront Dynamic Europe ETF	647	25	(76)	596	46	849	(855)	33,996
RiverFront Dynamic Core Income ETF	244,739	17,726	(40,316)	222,149	44,351	149,917	(16,769)	5,360,455
RiverFront Dynamic Unconstrained Income ETF	33,553	398	(26,503)	7,448	5,042	15,635	(25,572)	184,561
RiverFront Dynamic US Dividend Advantage ETF	58,571	8,879	(5,867)	61,583	11,958	38,711	(21,272)	1,894,989
RiverFront Dynamic US Flex-Cap ETF	25,365	6,704	(7,035)	25,034	2,973	(4,016)	(10,692)	801,434
Riverfront Strategic Income Fund	-	25,951	(2,068)	23,883	4,628	5,999	88	583,701
					$70,687	$213,597	$(80,336)	$9,173,751

Item 2. Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this Report.

(b)	There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for the Registrant’s principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FINANCIAL INVESTORS TRUST

By:	/s/ Edmund J. Burke
Edmund J. Burke
President (Principal Executive Officer)

Date:	April 1, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Edmund J. Burke
Edmund J. Burke
President (Principal Executive Officer)

Date:	April 1, 2019

By:	/s/ Kimberly R. Storms
Kimberly R. Storms
Treasurer (Principal Financial Officer)

Date:	April 1, 2019